UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Parametric Structured International Equity Fund Semiannual Report July 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2012

Eaton Vance

Parametric Structured International Equity Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	23

Officers and Trustees	26

Important Notices	27

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	4/1/2010	0.41%	–9.31%	0.79%
Class A with 5.75% Maximum Sales Charge	—	–5.36	–14.52	–1.73
Class C at NAV	4/1/2010	0.00	–10.03	0.06
Class C with 1% Maximum Sales Charge	—	–1.00	–10.92	0.06
Class I at NAV	4/1/2010	0.51	–9.04	1.05
MSCI EAFE Index	4/1/2010	–1.15%	–11.45%	–0.98%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
Gross		1.55%	2.30%	1.30%
Net		1.20	1.95	0.95

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Nestle SA	2.0%
SAP AG	1.5
Commonwealth Bank of Australia	1.4
ENI SpA	1.4
Novo Nordisk A/S, Class B	1.3
Royal Dutch Shell PLC, Class A	1.3
Anheuser-Busch InBev NV	1.3
DBS Group Holdings, Ltd.	1.3
Novartis AG	1.1
ASML Holding NV	1.1
Total	13.7%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.	3

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 5/31/13. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 – July 31, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,004.10	$7.03	**	1.41%
Class C	$1,000.00	$1,000.00	$10.74	**	2.16%
Class I	$1,000.00	$1,005.10	$5.78	**	1.16%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.07	**	1.41%
Class C	$1,000.00	$1,014.10	$10.82	**	2.16%
Class I	$1,000.00	$1,019.10	$5.82	**	1.16%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value

Australia — 6.6%
AGL Energy, Ltd.	10,720	$176,449
Amcor, Ltd.	39,309	310,335
Australia and New Zealand Banking Group, Ltd.	2,615	64,301
BHP Billiton, Ltd.	7,046	234,050
Commonwealth Bank of Australia	12,644	761,233
Computershare, Ltd.	8,306	66,634
CSL, Ltd.	2,695	120,523
GPT Group	20,151	72,496
Metcash, Ltd.	18,285	65,408
Newcrest Mining, Ltd.	1,217	29,762
Orica, Ltd.	7,162	186,254
Origin Energy, Ltd.	9,659	119,224
OZ Minerals, Ltd.	5,697	44,913
Rio Tinto, Ltd.	2,180	120,722
Tabcorp Holdings, Ltd.	11,542	39,284
Tatts Group, Ltd.	15,658	47,648
Telstra Corp., Ltd.	26,748	112,335
Transurban Group	37,219	239,087
Wesfarmers, Ltd.	3,023	103,172
Wesfarmers, Ltd., PPS	2,154	76,588
Westpac Banking Corp.	6,870	166,633
Woodside Petroleum, Ltd.	2,457	86,653
Woolworths, Ltd.	6,790	203,446

		$3,447,150

Austria — 1.3%
Immofinanz AG	25,998	$85,005
OMV AG	8,104	254,272
Telekom Austria AG	16,143	146,801
Verbund AG	4,901	93,739
Vienna Insurance Group	284	11,047
Voestalpine AG	2,712	73,659

		$664,523

Belgium — 3.5%
Anheuser-Busch InBev NV	8,532	$675,077
Belgacom SA	5,592	160,893
Colruyt SA	4,186	189,836
Delhaize Group SA	4,214	150,677
Groupe Bruxelles Lambert SA	3,291	214,962
Mobistar SA	2,057	63,421
Solvay SA	1,515	157,295
UCB SA	3,847	192,455

Security	Shares	Value

Belgium (continued)
Umicore SA	1,111	$49,159

		$1,853,775

Denmark — 3.7%
A.P. Moller – Maersk A/S, Class A	16	$105,196
A.P. Moller – Maersk A/S, Class B	19	131,461
Carlsberg A/S, Class B	693	56,015
Coloplast A/S	1,607	304,283
DSV A/S	7,100	152,147
Novo Nordisk A/S, Class B	4,594	708,338
Novozymes A/S, Class B	11,075	272,272
Tryg A/S	1,973	111,852
William Demant Holding A/S(1)	1,050	99,057

		$1,940,621

Finland — 2.8%
Elisa Oyj	5,692	$118,221
Fortum Oyj	4,413	73,814
Kesko Oyj, Class B	2,029	52,395
Kone Oyj, Class B	5,396	334,193
Nokia Oyj	38,363	92,083
Nokian Renkaat Oyj	2,923	116,388
Orion Oyj, Class B	3,454	68,869
Pohjola Bank PLC, Class A	6,634	76,904
Sampo Oyj	7,430	196,776
Sanoma Oyj	7,085	60,809
Stora Enso Oyj	12,941	73,668
UPM-Kymmene Oyj	2,941	31,415
Wartsila Oyj	6,193	185,439

		$1,480,974

France — 6.2%
Air Liquide SA	4,631	$517,913
Alcatel-Lucent(1)	99,927	110,285
Carrefour SA	6,477	115,898
Compagnie Generale des Etablissements Michelin, Class B	2,453	166,673
Dassault Systemes SA	2,386	235,336
EDF SA	1,462	30,287
Essilor International SA	2,084	181,397
Eutelsat Communications SA	1,126	33,996
France Telecom SA	2,622	35,111
GDF Suez	6,792	151,564
Imerys SA	900	45,303
L’Oreal SA	4,716	565,453
LVMH Moet Hennessy Louis Vuitton SA	1,716	258,139

6	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Neopost SA	1,698	$96,678
PPR SA	1,273	190,336
Sanofi	2,303	187,896
SES SA	2,944	70,773
Societe BIC SA	1,160	117,586
Suez Environnement Co. SA	4,778	52,453
Total SA	1,115	51,375
Unibail-Rodamco SE	173	33,172
Vivendi SA	623	11,816

		$3,259,440

Germany — 6.3%
Bayerische Motoren Werke AG	2,904	$216,125
Bayerische Motoren Werke AG, PFC Shares	2,072	103,094
Beiersdorf AG	2,654	175,764
Continental AG	453	40,959
Daimler AG	3,335	166,168
Deutsche Lufthansa AG	9,581	120,432
Deutsche Post AG	7,780	139,676
Deutsche Telekom AG	9,603	108,244
Fraport AG	442	25,031
Hannover Rueckversicherung AG	1,886	112,696
Henkel AG & Co. KGaA	4,236	250,237
Henkel AG & Co. KGaA, PFC Shares	2,588	185,790
Linde AG	1,577	234,548
Porsche Automobil Holding SE, PFC Shares	1,109	57,065
SAP AG	12,540	795,825
Siemens AG	3,222	273,029
United Internet AG	5,328	94,168
Volkswagen AG	274	43,555
Volkswagen AG, PFC Shares	1,028	174,937

		$3,317,343

Greece — 0.3%
Coca-Cola Hellenic Bottling Co. SA(1)	3,825	$67,020
OPAP SA	13,499	81,115

		$148,135

Hong Kong — 4.8%
Bank of East Asia, Ltd.	47,200	$163,941
BOC Hong Kong (Holdings), Ltd.	65,000	198,391
Cathay Pacific Airways, Ltd.	22,000	36,231
Cheung Kong Infrastructure Holdings, Ltd.	13,000	78,343
CLP Holdings, Ltd.	29,500	254,922
Hang Lung Group, Ltd.	22,000	146,110

Security	Shares	Value

Hong Kong (continued)
Hang Seng Bank, Ltd.	30,700	$425,519
Hong Kong & China Gas Co., Ltd.	137,236	316,793
Hopewell Holdings, Ltd.	23,500	67,997
Link REIT (The)	80,500	352,676
MTR Corp., Ltd.	45,500	159,139
Power Assets Holdings, Ltd.	33,500	262,679
Wing Hang Bank, Ltd.	7,500	68,396

		$2,531,137

Ireland — 1.2%
CRH PLC	8,727	$159,245
Elan Corp. PLC(1)	8,815	102,809
Kerry Group PLC, Class A	8,599	388,391

		$650,445

Israel — 2.8%
Bank Hapoalim B.M.	61,516	$178,255
Bank Leumi Le-Israel B.M.(1)	50,063	112,871
Bezeq Israeli Telecommunication Corp., Ltd.	38,229	38,460
Delek Group, Ltd.	333	44,188
Elbit Systems, Ltd.	2,744	88,726
Israel Chemicals, Ltd.	20,817	246,437
Israel Corp., Ltd.	46	26,343
Israel Discount Bank, Ltd., Series A(1)	22,848	21,309
Mizrahi Tefahot Bank, Ltd.(1)	7,814	58,584
NICE Systems, Ltd.(1)	4,354	157,025
Teva Pharmaceutical Industries, Ltd. ADR	12,334	504,337

		$1,476,535

Italy — 4.0%
Atlantia SpA	5,240	$68,794
Autogrill SpA	1,849	14,925
Enel SpA	26,502	75,683
ENI SpA	35,991	742,143
Luxottica Group SpA	3,768	129,178
Parmalat SpA	62,031	116,964
Pirelli & C. SpA	17,603	177,764
Saipem SpA	5,135	235,997
Snam Rete Gas SpA	62,468	251,111
Telecom Italia SpA, PFC Shares	28,284	19,691
Tenaris SA	3,596	69,735
Terna Rete Elettrica Nazionale SpA	58,243	194,372

		$2,096,357

7	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan — 12.3%
ABC-Mart, Inc.	1,100	$44,333
All Nippon Airways Co., Ltd.	25,000	57,750
Aozora Bank, Ltd.	18,000	41,241
Bank of Kyoto, Ltd. (The)	10,000	73,137
Bank of Yokohama, Ltd. (The)	43,000	194,749
Canon, Inc.	1,800	60,108
Chiba Bank, Ltd. (The)	21,000	122,331
Chugai Pharmaceutical Co., Ltd.	7,200	138,466
Chugoku Bank, Ltd. (The)	8,000	101,868
Daihatsu Motor Co., Ltd.	4,000	66,847
Dainippon Sumitomo Pharma Co., Ltd.	4,800	53,012
Electric Power Development Co., Ltd.	2,800	65,862
Gunma Bank, Ltd. (The)	20,000	97,235
Hachijuni Bank, Ltd. (The)	24,000	127,343
Hamamatsu Photonics K.K.	5,000	174,702
Hiroshima Bank, Ltd. (The)	21,000	69,163
Honda Motor Co., Ltd.	7,600	241,606
Isetan Mitsukoshi Holdings, Ltd.	12,000	126,334
ITOCHU Techno-Solutions Corp.	400	20,684
Iyo Bank, Ltd. (The)	10,000	77,021
Japan Prime Realty Investment Corp.	10	25,987
Japan Real Estate Investment Corp.	6	56,624
JX Holdings, Inc.	4,900	23,553
Kamigumi Co., Ltd.	14,000	112,272
Kansai Paint Co., Ltd.	8,000	83,503
Keikyu Corp.	7,000	65,309
Keio Corp.	23,000	168,890
Keyence Corp.	1,000	249,061
Kintetsu Corp.	16,000	63,498
Kyowa Hakko Kirin Co., Ltd.	8,000	88,981
Lawson, Inc.	1,400	100,557
McDonald’s Holdings Co. (Japan), Ltd.	4,900	141,635
Miraca Holdings, Inc.	800	33,996
Mitsubishi Logistics Corp.	4,000	42,240
Mitsubishi Tanabe Pharma Corp.	7,000	106,834
Mizuho Financial Group, Inc.	34,500	56,820
NGK Spark Plug Co., Ltd.	8,000	92,612
Nidec Corp.	700	55,116
Nishi-Nippon City Bank, Ltd. (The)	19,000	41,533
Nitori Co., Ltd.	600	56,099
NTT DoCoMo, Inc.	251	419,565
Odakyu Electric Railway Co., Ltd.	17,000	174,344
Ono Pharmaceutical Co., Ltd.	3,000	189,373
Oracle Corp. Japan	800	35,811
Oriental Land Co., Ltd.	1,400	174,169
Rakuten, Inc.	23,500	233,804

Security	Shares	Value

Japan (continued)
Rinnai Corp.	800	$51,503
Sankyo Co., Ltd.	1,300	64,435
Santen Pharmaceutical Co., Ltd.	2,000	85,085
Seven Bank, Ltd.	14,800	36,926
Shikoku Electric Power Co., Inc.	4,600	70,904
Shizuoka Bank, Ltd. (The)	11,000	110,704
Sumitomo Metal Mining Co., Ltd.	2,000	21,362
Suruga Bank, Ltd.	8,000	84,461
Suzuken Co., Ltd.	2,700	96,773
Sysmex Corp.	1,500	65,336
Taisho Pharmaceutical Holdings Co., Ltd.	600	47,874
Takashimaya Co., Ltd.	14,000	102,024
Toho Gas Co., Ltd.	14,000	84,178
Tokyo Gas Co., Ltd.	22,000	113,398
TonenGeneral Sekiyu K.K.	10,000	81,829
Tsumura & Co.	3,300	92,816
Unicharm Corp.	3,800	209,353
USS Co., Ltd.	720	77,484
Yahoo! Japan Corp.	114	41,443
Yakult Honsha Co., Ltd.	1,900	73,457
Yokogawa Electric Corp.	3,000	30,736

		$6,488,059

Netherlands — 5.2%
Akzo Nobel NV	5,362	$289,410
ASML Holding NV	10,125	584,791
European Aeronautic Defence and Space Co. NV	7,838	281,257
Heineken Holding NV	1,651	75,879
Heineken NV	4,340	235,141
Koninklijke Ahold NV	24,682	300,436
Koninklijke DSM NV	4,468	219,925
Koninklijke KPN NV	40,580	333,081
Koninklijke Vopak NV	859	54,434
QIAGEN NV(1)	4,766	84,885
Reed Elsevier NV	5,639	66,096
Unilever NV	6,212	215,667

		$2,741,002

New Zealand — 0.8%
Auckland International Airport, Ltd.	54,928	$110,513
Chorus, Ltd.(1)	19,155	48,107
Contact Energy, Ltd.(1)	8,184	33,113
Fletcher Building, Ltd.	17,015	83,883
Sky City Entertainment Group, Ltd.	25,123	72,259

8	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

New Zealand (continued)
Telecom Corporation of New Zealand, Ltd.	33,477	$71,786

		$419,661

Norway — 3.2%
Aker Solutions ASA	7,990	$117,065
Gjensidige Forsikring ASA	7,290	89,209
Norsk Hydro ASA	58,928	239,331
Orkla ASA	29,887	213,327
Seadrill, Ltd.	3,916	152,612
Statoil ASA	18,667	443,651
Telenor ASA	22,170	374,881
Yara International ASA	500	23,610

		$1,653,686

Portugal — 0.6%
EDP-Energias de Portugal SA	49,749	$113,405
Galp Energia, SGPS, SA, Class B	6,544	88,514
Jeronimo Martins, SGPS, SA	6,311	98,920

		$300,839

Singapore — 4.7%
Ascendas Real Estate Investment Trust	88,000	$160,172
ComfortDelGro Corp., Ltd.	28,000	37,737
DBS Group Holdings, Ltd.	57,000	672,453
Fraser and Neave, Ltd.	8,000	52,499
Oversea-Chinese Banking Corp., Ltd.	51,000	390,062
Singapore Airlines, Ltd.	27,000	229,218
Singapore Press Holdings, Ltd.	39,000	128,609
Singapore Technologies Engineering, Ltd.	10,000	26,461
Singapore Telecommunications, Ltd.	134,000	384,524
United Overseas Bank, Ltd.	18,000	288,350
UOL Group, Ltd.	26,000	107,906

		$2,477,991

Spain — 4.3%
Abertis Infraestructuras SA	6,183	$76,317
Acerinox SA	6,403	63,714
ACS Actividades de Construccion y Servicios SA	1,869	29,465
Amadeus IT Holding SA, Class A	5,602	120,962
Bankia SA(1)	143,797	140,733
CaixaBank SA	37,041	120,998
Enagas	9,894	171,358
Ferrovial SA	2,811	30,535
Fomento de Construcciones y Contratas SA	7,047	71,621

Security	Shares	Value

Spain (continued)
Grifols SA(1)	4,142	$128,741
Iberdrola SA	18,834	68,217
Indra Sistemas SA	1,384	12,242
Industria de Diseno Textil SA	3,540	364,336
International Consolidated Airlines Group SA(1)	28,622	71,491
Red Electrica Corp. SA	3,386	134,071
Repsol SA	8,521	135,800
Telefonica SA	35,941	407,687
Zardoya Otis SA	11,076	123,260

		$2,271,548

Sweden — 5.0%
Atlas Copco AB, Class A	2,400	$53,742
Boliden AB	18,635	282,532
Hennes & Mauritz AB, Class B	9,789	361,373
Holmen AB, Class B	1,272	34,090
Investor AB, Class B	5,630	117,197
Millicom International Cellular SA SDR	1,685	152,325
Nordea Bank AB	38,110	354,876
Scania AB, Class B	3,460	59,486
Skandinaviska Enskilda Banken AB, Class A	22,408	164,255
Skanska AB	6,400	96,479
Svenska Cellulosa AB, Class B	15,800	268,311
Swedbank AB, Class A	5,186	90,138
Tele2 AB, Class B	6,276	103,727
Telefonaktiebolaget LM Ericsson, Class B	17,348	161,091
TeliaSonera AB	46,000	304,017

		$2,603,639

Switzerland — 6.5%
Actelion, Ltd.	2,942	$134,167
Adecco SA	2,031	89,032
Baloise Holding AG	572	37,743
Geberit AG	169	33,132
Givaudan SA	98	95,242
Nestle SA	17,043	1,047,057
Novartis AG	10,109	593,591
Roche Holding AG PC	2,930	518,831
Schindler Holding AG	1,195	139,990
Schindler Holding AG PC	714	83,368
Sonova Holding AG	1,028	97,044
Sulzer AG	246	31,728
Swatch Group, Ltd. (The), Bearer Shares	403	159,764
Swisscom AG	741	296,437

9	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	346	$76,792

		$3,433,918

United Kingdom — 13.4%
Anglo American PLC	885	$26,227
Associated British Foods PLC	1,909	37,493
AstraZeneca PLC	12,276	573,315
BAE Systems PLC	99,946	482,367
BHP Billiton PLC	10,926	318,590
BP PLC	65,815	437,007
Burberry Group PLC	4,064	79,589
Centrica PLC	69,680	345,858
Compass Group PLC	13,107	140,596
Experian PLC	7,708	114,295
GlaxoSmithKline PLC	5,965	137,253
Kingfisher PLC	65,030	271,221
Marks & Spencer Group PLC	6,084	31,743
National Grid PLC	3,163	32,809
Next PLC	5,775	290,781
Reckitt Benckiser Group PLC	577	31,665
Reed Elsevier PLC	11,034	92,879
Resolution, Ltd.	12,925	41,618
Rexam PLC	5,764	39,176
Rolls-Royce Holdings PLC	31,131	413,815
Royal Dutch Shell PLC, Class A	20,103	683,159
Royal Dutch Shell PLC, Class B	13,117	461,426
Sage Group PLC (The)	42,240	189,949
Serco Group PLC	16,187	145,882
Shire PLC	10,359	298,807
SSE PLC	3,277	67,308
Subsea 7 SA	2,659	55,575
Tesco PLC	41,484	206,549
Tullow Oil PLC	8,583	172,757
Unilever PLC	988	35,426
Vodafone Group PLC	125,894	360,300
Whitbread PLC	3,759	125,578
WM Morrison Supermarkets PLC	74,161	321,987

		$7,063,000

Total Common Stocks (identified cost $51,012,827)		$52,319,778

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$143	$142,754

Total Short-Term Investments (identified cost $142,754)		$142,754

Total Investments — 99.8% (identified cost $51,155,581)		$52,462,532

Other Assets, Less Liabilities — 0.2%		$95,686

Net Assets — 100.0%		$52,558,218

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
PPS	–	Partially Protected Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	35.7%	$18,784,381
British Pound Sterling	13.3	7,007,425
Japanese Yen	12.3	6,488,059
Australian Dollar	6.6	3,447,150
Swiss Franc	6.5	3,433,918
Swedish Krona	5.0	2,603,639
Hong Kong Dollar	4.8	2,531,137
Singapore Dollar	4.7	2,477,991
Danish Krone	3.7	1,940,621
Norwegian Krone	3.3	1,709,261
Israeli Shekel	1.9	972,198
United States Dollar	1.2	647,091
New Zealand Dollar	0.8	419,661

Total Investments	99.8%	$52,462,532

10	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	14.8%	$7,802,774
Consumer Staples	12.2	6,427,718
Industrials	11.8	6,179,222
Health Care	11.5	6,035,144
Consumer Discretionary	11.1	5,846,640
Materials	9.3	4,902,199
Energy	8.4	4,412,347
Telecommunication Services	7.8	4,071,430
Information Technology	6.3	3,329,614
Utilities	6.3	3,312,690
Short-Term Investments	0.3	142,754

Total Investments	99.8%	$52,462,532

11	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2012
Unaffiliated investments, at value (identified cost, $51,012,827)	$52,319,778
Affiliated investment, at value (identified cost, $142,754)	142,754
Foreign currency, at value (identified cost, $26,260)	26,295
Dividends receivable	60,374
Interest receivable from affiliated investment	27
Receivable for investments sold	154,350
Receivable for Fund shares sold	17,798
Tax reclaims receivable	57,924
Receivable from affiliates	15,500
Total assets	$52,794,800

Liabilities
Payable for Fund shares redeemed	$150,466
Payable to affiliates:
Investment adviser and administration fee	32,837
Distribution and service fees	2,134
Accrued expenses	51,145
Total liabilities	$236,582
Net Assets	$52,558,218

Sources of Net Assets
Paid-in capital	$55,423,637
Accumulated net realized loss	(5,100,082)
Accumulated undistributed net investment income	929,835
Net unrealized appreciation	1,304,828
Total	$52,558,218

Class A Shares
Net Assets	$9,246,658
Shares Outstanding	935,206
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.89
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.49

Class C Shares
Net Assets	$246,927
Shares Outstanding	25,195
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.80

Class I Shares
Net Assets	$43,064,633
Shares Outstanding	4,337,696
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.93

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2012
Dividends (net of foreign taxes, $160,393)	$1,317,854
Interest allocated from affiliated investment	204
Expenses allocated from affiliated investment	(32)
Total investment income	$1,318,026

Expenses
Investment adviser and administration fee	$240,914
Distribution and service fees
Class A	11,991
Class C	1,298
Trustees’ fees and expenses	1,272
Custodian fee	55,092
Transfer and dividend disbursing agent fees	16,353
Legal and accounting services	18,781
Printing and postage	8,323
Registration fees	32,769
Miscellaneous	11,809
Total expenses	$398,602
Deduct —
Allocation of expenses to affiliates	$71,628
Total expense reductions	$71,628

Net expenses	$326,974

Net investment income	$991,052

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,739,284)
Investment transactions allocated from affiliated investment	2
Foreign currency transactions	(25,955)
Net realized loss	$(1,765,237)
Change in unrealized appreciation (depreciation) —
Investments	$1,083,917
Foreign currency	(1,980)
Net change in unrealized appreciation (depreciation)	$1,081,937

Net realized and unrealized loss	$(683,300)

Net increase in net assets from operations	$307,752

13	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
From operations —
Net investment income	$991,052	$1,174,630
Net realized loss from investment and foreign currency transactions	(1,765,237)	(3,190,959)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	1,081,937	(3,060,439)
Net increase (decrease) in net assets from operations	$307,752	$(5,076,768)
Distributions to shareholders —
From net investment income
Class A	$—	$(229,019)
Class C	—	(3,397)
Class I	—	(1,008,450)
Total distributions to shareholders	$—	$(1,240,866)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,451,225	$15,600,066
Class C	31,997	356,728
Class I	6,793,278	55,864,422
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	228,446
Class C	—	3,255
Class I	—	266,148
Cost of shares redeemed
Class A	(7,656,670)	(6,318,103)
Class C	(38,300)	(223,938)
Class I	(9,805,492)	(46,687,406)
Net increase (decrease) in net assets from Fund share transactions	$(6,223,962)	$19,089,618

Net increase (decrease) in net assets	$(5,916,210)	$12,771,984

Net Assets
At beginning of period	$58,474,428	$45,702,444
At end of period	$52,558,218	$58,474,428

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$929,835	$(61,217)

14	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Financial Highlights

	Class A
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012	Period Ended January 31, 2011(1)
Net asset value — Beginning of period	$9.850		$10.960	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.160		$0.172	$(0.020)
Net realized and unrealized gain (loss)	(0.120)		(1.073)	1.058

Total income (loss) from operations	$0.040		$(0.901)	$1.038

Less Distributions
From net investment income	$—		$(0.209)	$(0.078)

Total distributions	$—		$(0.209)	$(0.078)

Redemption fees(2)(9)	$—		$—	$0.000	(3)

Net asset value — End of period	$9.890		$9.850	$10.960

Total Return(4)	0.41	%(5)	(8.11)%	10.39	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,247		$12,263	$3,578
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.41	%(8)	1.50%	1.50	%(8)
Net investment income (loss)	3.26	%(8)	1.68%	(0.22	)%(8)
Portfolio Turnover	25	%(5)	60%	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.26%, 0.25% and 0.72% of average daily net assets for the six months ended July 31, 2012, the year ended January 31, 2012 and the period ended January 31, 2011, respectively).

(8)	Annualized.

(9)	Redemption fees were discontinued as of January 1, 2011.

15	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012	Period Ended January 31, 2011(1)
Net asset value — Beginning of period	$9.800		$10.900	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.134		$0.099	$(0.076)
Net realized and unrealized gain (loss)	(0.134)		(1.057)	1.044

Total income (loss) from operations	$—		$(0.958)	$0.968

Less Distributions
From net investment income	$—		$(0.142)	$(0.068)

Total distributions	$—		$(0.142)	$(0.068)

Redemption fees(2)(9)	$—		$—	$0.000	(3)

Net asset value — End of period	$9.800		$9.800	$10.900

Total Return(4)	0.00	%(5)	(8.71)%	9.69	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$247		$254	$155
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.16	%(8)	2.25%	2.25	%(8)
Net investment income (loss)	2.76	%(8)	0.97%	(0.86	)%(8)
Portfolio Turnover	25	%(5)	60%	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.26%, 0.25% and 0.72% of average daily net assets for the six months ended July 31, 2012, the year ended January 31, 2012 and the period ended January 31, 2011, respectively).

(8)	Annualized.

(9)	Redemption fees were discontinued as of January 1, 2011.

16	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2012 (Unaudited)		Year Ended January 31, 2012	Period Ended January 31, 2011(1)
Net asset value — Beginning of period	$9.880		$10.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.184		$0.239	$0.102
Net realized and unrealized gain (loss)	(0.134)		(1.104)	0.950

Total income (loss) from operations	$0.050		$(0.865)	$1.052

Less Distributions
From net investment income	$—		$(0.225)	$(0.082)

Total distributions	$—		$(0.225)	$(0.082)

Redemption fees(2)(9)	$—		$—	$0.000	(3)

Net asset value — End of period	$9.930		$9.880	$10.970

Total Return(4)	0.51	%(5)	(7.76)%	10.54	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,065		$45,957	$41,969
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.16	%(8)	1.25%	1.25	%(8)
Net investment income	3.74	%(8)	2.28%	1.20	%(8)
Portfolio Turnover	25	%(5)	60%	15	%(5)

(1)	For the period from the start of business, April 1, 2010, to January 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.26%, 0.25% and 0.72% of average daily net assets for the six months ended July 31, 2012, the year ended January 31, 2012 and the period ended January 31, 2011, respectively).

(8)	Annualized.

(9)	Redemption fees were discontinued as of January 1, 2011.

17	See Notes to Financial Statements.

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Parametric Structured International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

18

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

At January 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,897 and deferred capital losses of $3,194,336 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2019. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to July 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM effective June 1, 2012, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Prior to June 1, 2012, the fee was computed at an annual rate of 0.95% of the Fund’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million and over. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services

19

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

provided to Cash Reserves Fund. For the six months ended July 31, 2012, the investment adviser and administration fee amounted to $240,914 or 0.89% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.20%, 1.95% and 0.95% (1.50%, 2.25% and 1.25% prior to June 1, 2012) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2013. Pursuant to the agreement, EVM and Parametric were allocated $71,628 in total of the Fund’s operating expenses for the six months ended July 31, 2012.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2012, EVM earned $602 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,625 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2012. EVD also received distribution and services fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2012 amounted to $11,991 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2012, the Fund paid or accrued to EVD $974 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2012 amounted to $324 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended July 31, 2012, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $13,482,245 and $18,692,342, respectively, for the six months ended July 31, 2012.

20

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Sales	448,693	1,509,280
Issued to shareholders electing to receive payments of distributions in Fund shares	—	24,564
Redemptions	(757,999)	(615,930)

Net increase (decrease)	(309,306)	917,914

Class C	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Sales	3,314	32,891
Issued to shareholders electing to receive payments of distributions in Fund shares	—	352
Redemptions	(4,035)	(21,563)

Net increase (decrease)	(721)	11,680

Class I	Six Months Ended July 31, 2012 (Unaudited)	Year Ended January 31, 2012
Sales	688,261	5,094,695
Issued to shareholders electing to receive payments of distributions in Fund shares	—	28,557
Redemptions	(1,002,813)	(4,295,777)

Net increase (decrease)	(314,552)	827,475

At July 31, 2012, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an EVM retirement plan owned 30.2% and 17.3%, respectively, of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,293,810

Gross unrealized appreciation	$4,808,413
Gross unrealized depreciation	(3,639,691)

Net unrealized appreciation	$1,168,722

21

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2012.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Asia/Pacific	$—	$15,363,998		$—	$15,363,998
Developed Europe	—	35,479,245		—	35,479,245
Middle East/Africa	504,337	972,198		—	1,476,535

Total Common Stocks	$504,337	$51,815,441	*	$—	$52,319,778

Short-Term Investments	$—	$142,754		$—	$142,754

Total Investments	$504,337	$51,958,195		$—	$52,462,532

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of January 31, 2012 whose fair value was determined using Level 3 inputs. At July 31, 2012, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

22

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

23

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Parametric Structured International Equity Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board considered the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in global markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

24

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

25

Eaton Vance

Parametric Structured International Equity Fund

July 31, 2012

Officers and Trustees

Officers of Eaton Vance Parametric Structured International Equity Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Parametric Structured International Equity Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

4736-9/12	SIESRC

Eaton Vance Parametric Structured Emerging Markets Fund Semiannual Report July 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2012

Eaton Vance

Parametric Structured Emerging Markets Fund

Table of Contents

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	38

Officers and Trustees	41

Important Notices	42

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Performance1,2

Portfolio Managers David Stein, Ph.D. and Thomas Seto, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	6/30/2006	–3.08%	–13.70%	–1.14%	5.92%
Class A with 5.75% Maximum Sales Charge	—	–8.65	–18.64	–2.31	4.90
Class C at NAV	6/30/2006	–3.40	–14.34	–1.88	5.13
Class C with 1% Maximum Sales Charge	—	–4.37	–15.19	–1.88	5.13
Class I at NAV	6/30/2006	–2.93	–13.45	–0.90	6.18
MSCI Emerging Markets Index	6/30/2006	–4.83%	–13.93%	–0.73%	6.55%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I
			1.45%	2.19%	1.20%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Fund Profile

Top 10 Holdings (% of net assets)[4]

America Movil SAB de CV, Series L	1.4%
Samsung Electronics Co., Ltd.	1.3
MTN Group, Ltd.	1.1
China Mobile, Ltd.	1.0
OAO Gazprom ADR	1.0
Sberbank of Russia	0.8
Taiwan Semiconductor Manufacturing Co., Ltd.	0.7
Grupo Financiero Banorte SAB de CV, Class O	0.6
Petroleo Brasileiro SA, PFC Shares	0.6
LUKOIL OAO ADR	0.6
Total	9.1%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 – July 31, 2012).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During Period* (2/1/12 – 7/31/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$969.20	$6.85	1.40%
Class C	$1,000.00	$966.00	$10.56	2.16%
Class I	$1,000.00	$970.70	$5.63	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.02	1.40%
Class C	$1,000.00	$1,014.10	$10.82	2.16%
Class I	$1,000.00	$1,019.10	$5.77	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2012.

5

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited)

Common Stocks — 97.9%

Security	Shares	Value

Argentina — 0.8%
Arcos Dorados Holdings, Inc., Class A	177,600	$2,323,008
Banco Macro SA, Class B ADR(1)	120,450	1,477,921
BBVA Banco Frances SA ADR(1)	231,888	790,738
Cresud SA ADR	278,630	2,357,210
Grupo Financiero Galicia SA, Class B ADR	322,600	1,496,864
IRSA Inversiones y Representaciones SA ADR	61,510	430,570
MercadoLibre, Inc.	59,700	3,988,557
Pampa Energia SA ADR(1)	111,900	453,195
Petrobras Energia SA ADR(1)	341,725	2,880,742
Telecom Argentina SA ADR	317,860	3,858,820

		$20,057,625

Botswana — 0.3%
Barclays Bank of Botswana	1,137,465	$1,056,548
Botswana Insurance Holdings Ltd.	375,511	504,253
First National Bank of Botswana	4,730,800	1,812,579
Letshego Holdings, Ltd.	12,485,691	2,268,778
Sechaba Breweries Ltd.	877,800	1,505,410
Standard Chartered Bank Botswana	531,120	645,080

		$7,792,648

Brazil — 6.3%
AES Tiete SA, PFC Shares	54,200	$776,288
All America Latina Logistica SA (Units)	248,900	1,149,031
Anhanguera Educacional Participacoes SA	45,500	647,240
B2W Companhia Global do Varejo(1)	44,970	146,594
Banco Bradesco SA ADR	21,174	324,809
Banco Bradesco SA, PFC Shares	508,556	7,842,265
Banco do Brasil SA	301,198	3,204,234
Banco do Estado do Rio Grande do Sul, PFC Shares	97,100	769,996
Banco Santander Brasil SA	253,500	1,918,693
BM&F Bovespa SA	641,451	3,599,788
BR Malls Participacoes SA	167,400	1,954,035
Bradespar SA, PFC Shares	62,500	937,256
Braskem SA, PFC Shares	46,960	283,932
BRF-Brasil Foods SA	202,140	2,894,197
BRF-Brasil Foods SA ADR	19,900	286,162
Brookfield Incorporacoes SA	244,500	366,297
CCX Carvao da Colombia SA(1)	20,000	41,187
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	198,700	1,944,142
CETIP SA - Mercados Organizados	92,200	1,168,473
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	35,769	1,457,501
Cia de Bebidas das Americas ADR	9,652	372,085

Security	Shares	Value

Brazil (continued)
Cia de Bebidas das Americas, PFC Shares	285,890	$10,967,115
Cia de Companhia de Concessoes Rodoviarias (CCR)	400,800	3,344,564
Cia de Saneamento Basico do Estado de Sao Paulo	51,020	2,178,035
Cia de Saneamento de Minas Gerais SA ADR	57,100	1,085,471
Cia de Saneamento de Minas Gerais-Copasa MG	31,600	780,902
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	17,390	488,383
Cia Energetica de Minas Gerais SA, PFC Shares	187,567	3,586,217
Cia Energetica de Sao Paulo, PFC Shares	97,000	1,764,669
Cia Hering	59,300	1,170,836
Cia Paranaense de Energia-Copel, PFC Shares	46,100	946,656
Cia Siderurgica Nacional SA (CSN)	171,200	879,727
Cielo SA	200,783	5,853,395
Contax Participacoes SA, PFC Shares	24,300	243,095
Cosan SA Industria e Comercio	53,700	817,607
CPFL Energia SA	113,600	1,310,513
Cyrela Brazil Realty SA	137,100	990,181
Diagnosticos da America SA	89,800	503,953
Duratex SA	47,024	274,223
EcoRodovias Infraestrutura e Logistica SA	55,900	452,558
EDP-Energias do Brasil SA	91,200	603,045
Eletropaulo Metropolitana SA, Class B, PFC Shares	38,280	359,599
Embraer SA	370,600	2,376,383
Embraer SA ADR	11,648	295,626
Estacio Participacoes SA	32,500	400,144
Fibria Celulose SA(1)	47,157	356,692
Gafisa SA(1)	426,700	522,651
Gerdau SA, PFC Shares	263,400	2,393,377
Gol Linhas Aereas Inteligentes SA, PFC Shares	140,900	656,644
Hypermarcas SA(1)	137,500	865,582
Iochpe-Maxion SA	62,900	678,357
Itau Unibanco Holding SA ADR, PFC Shares	23,170	366,318
Itau Unibanco Holding SA, PFC Shares	601,100	9,524,554
Itausa-Investimentos Itau SA, PFC Shares	973,874	4,567,114
JBS SA(1)	270,225	706,815
Klabin SA, PFC Shares	112,000	494,632
Light SA	44,500	544,632
LLX Logistica SA(1)	163,000	237,039
Localiza Rent a Car SA	61,100	990,803
Lojas Americanas SA, PFC Shares	235,623	1,674,152
Lojas Renner SA	50,800	1,518,893
Marcopolo SA, PFC Shares	262,600	1,294,290
Marfrig Frigorificos e Comercio de Alimentos SA(1)	129,255	596,067
Metalurgica Gerdau SA, PFC Shares	84,300	959,338
MMX Mineracao e Metalicos SA(1)	74,400	207,675
MPX Energia SA(1)	40,800	659,028

6	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Brazil (continued)
MRV Engenharia e Participacoes SA	152,400	$829,231
Natura Cosmeticos SA	76,600	2,009,572
OGX Petroleo e Gas Participacoes SA(1)	310,200	855,275
Oi SA	35,530	204,420
Oi SA ADR	41,500	616,275
Oi SA, PFC Shares	364,258	1,809,556
PDG Realty SA Empreendimentos e Participacoes	550,000	915,235
Petroleo Brasileiro SA	43,200	422,682
Petroleo Brasileiro SA ADR	71,900	1,368,257
Petroleo Brasileiro SA, PFC Shares	1,678,200	15,969,598
Randon Participacoes SA, PFC Shares	116,700	512,541
Redecard SA	254,700	4,107,864
Rossi Residencial SA	198,500	450,432
Souza Cruz SA	134,500	1,896,862
Suzano Papel e Celulose SA	64,725	128,553
Telefonica Brasil SA, PFC Shares	136,426	3,197,609
Tim Participacoes SA	343,827	1,432,892
Totvs SA	102,390	1,888,709
Tractebel Energia SA	58,300	1,039,852
Ultrapar Participacoes SA	101,684	2,396,710
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	128,450	462,601
Vale SA	34,400	623,638
Vale SA ADR	65,300	1,178,665
Vale SA, PFC Shares	732,240	13,006,801
Vigor Alimentos SA(1)	14,375	57,873
Weg SA	114,800	1,036,965

		$161,990,423

Bulgaria — 0.1%
CB First Investment Bank AD(1)	235,000	$234,715
Central Cooperative Bank AD(1)	227,900	98,501
Chimimport AD(1)	329,922	180,569
Corporate Commercial Bank AD(1)	10,400	533,661
MonBat AD	60,235	183,806
Petrol AD(1)	102,500	321,252
Sopharma AD	354,600	553,238
Vivacom	44,690	81,446

		$2,187,188

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA	152,900	$897,446
AES Gener SA	2,001,600	1,088,389
Almendral SA	2,512,600	361,731
Antarchile SA, Series A	101,804	1,562,647
Banco de Chile	49,502,828	7,054,986

Security	Shares	Value

Chile (continued)
Banco de Chile ADR	7,141	$610,127
Banco de Credito e Inversiones	50,280	3,228,752
Banco Santander Chile SA	45,248,610	3,280,583
Banmedica SA	241,180	424,412
Besalco SA	482,800	817,585
Cap SA	66,012	2,372,466
Cencosud SA	886,931	5,061,616
CFR Pharmaceuticals SA	1,760,000	390,098
Cia Cervecerias Unidas SA	110,890	1,465,517
Cia General de Electricidad SA	134,950	592,634
Cia Sud Americana de Vapores SA(1)	805,299	98,421
Colbun SA(1)	5,497,110	1,525,868
Corpbanca SA	78,754,570	983,718
Embotelladora Andina SA, Class B, PFC Shares	167,941	974,075
Empresa Nacional de Electricidad SA	2,457,063	4,092,136
Empresas CMPC SA	973,320	3,655,369
Empresas Copec SA	369,176	5,353,148
Empresas La Polar SA(1)	210,000	107,012
Enersis SA	9,772,221	3,248,973
ENTEL SA	87,900	1,728,484
Grupo Security SA	1,737,289	584,524
Inversiones Aguas Metropolitanas SA	464,900	846,498
Latam Airlines Group SA	175,295	4,324,730
Latam Airlines Group SA BDR	28,260	682,642
Madeco SA	5,047,652	198,769
Minera Valparaiso SA	12,324	411,013
Parque Arauco SA	431,100	817,103
Potasios de Chile SA, Series A(1)	244,730	61,848
Quinenco SA	162,900	455,546
Ripley Corp. SA	1,068,500	951,745
S.A.C.I. Falabella SA	823,400	8,016,530
Salfacorp SA	604,000	1,112,286
Sigdo Koppers SA	654,331	1,573,647
Sociedad de Inversiones Oro Blanco SA(1)	13,300,000	217,649
Sociedad de Inversiones Pampa Calichera SA, Class A(1)	244,730	425,331
Sociedad Matriz SAAM SA(1)	899,412	99,676
Sociedad Quimica y Minera de Chile SA, Series B	88,040	5,283,312
Socovesa SA	575,700	240,894
Sonda SA	723,900	2,168,326
Vina Concha y Toro SA	369,122	722,569

		$80,170,831

China — 8.9%
Agile Property Holdings, Ltd.	400,000	$472,877
Agricultural Bank of China, Ltd., Class H	6,387,000	2,580,731

7	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Air China, Ltd., Class H	1,068,000	$753,011
Aluminum Corp. of China, Ltd., Class H(1)	1,250,000	511,581
Angang Steel Co., Ltd., Class H(1)	484,000	247,391
Anhui Conch Cement Co., Ltd., Class H	501,500	1,309,995
Anta Sports Products, Ltd.	1,021,000	569,808
AsiaInfo-Linkage, Inc.(1)	72,600	743,424
Baidu, Inc. ADR(1)	93,300	11,244,516
Bank of China, Ltd., Class H	15,200,000	5,761,989
Bank of Communications, Ltd., Class H	1,991,900	1,313,732
Beijing Capital International Airport Co., Ltd., Class H	772,000	523,503
Beijing Enterprises Holdings, Ltd.	270,500	1,749,052
BYD Co., Ltd., Class H(1)	607,200	1,025,324
Chaoda Modern Agriculture Holdings, Ltd.(1)(2)	2,391,958	169,649
China Agri-Industries Holdings, Ltd.	1,605,000	789,897
China Bluechemical, Ltd., Class H	468,000	307,493
China CITIC Bank Corp., Ltd., Class H	3,582,000	1,796,832
China Coal Energy Co., Class H	1,583,000	1,448,107
China Communications Construction Co., Ltd., Class H	2,057,000	1,793,772
China Communications Services Corp., Ltd., Class H	1,386,000	704,336
China Construction Bank Corp., Class H	17,929,630	12,024,581
China COSCO Holdings Co., Ltd., Class H(1)	1,542,975	634,902
China Dongxiang (Group) Co., Ltd.	2,459,000	192,397
China Eastern Airlines Corp., Ltd., Class H(1)	1,120,000	389,407
China Everbright International, Ltd.	1,134,000	585,215
China Everbright, Ltd.	236,000	315,461
China High Speed Transmission Equipment Group Co., Ltd.	651,000	174,187
China International Marine Containers Co., Ltd., Class B(2)	482,672	466,072
China Life Insurance Co., Ltd., Class H	1,950,000	5,340,436
China Longyuan Power Group Corp., Class H	1,363,000	878,415
China Mengniu Dairy Co., Ltd.	748,000	2,207,673
China Merchants Bank Co., Ltd., Class H	1,097,024	2,009,548
China Merchants Holdings (International) Co., Ltd.	426,035	1,313,946
China Minsheng Banking Corp, Ltd., Class H	1,334,700	1,229,275
China Mobile, Ltd.	2,287,500	26,722,245
China National Building Material Co., Ltd., Class H	900,000	872,453
China National Materials Co., Ltd., Class H	681,000	163,006
China Oilfield Services, Ltd., Class H	662,000	1,012,311
China Overseas Land & Investment, Ltd.	996,160	2,337,340
China Pacific Insurance (Group) Co., Ltd., Class H	390,600	1,230,035
China Petroleum & Chemical Corp., Class H	5,427,000	4,894,800
China Pharmaceutical Group, Ltd.(1)	1,402,000	350,899
China Railway Construction Corp., Class H	1,032,000	896,708
China Railway Group, Ltd., Class H	2,159,000	939,277
China Resources Enterprise, Ltd.	634,000	1,753,356

Security	Shares	Value

China (continued)
China Resources Gas Group, Ltd.	324,000	$627,943
China Resources Land, Ltd.	562,000	1,127,697
China Resources Power Holdings Co., Ltd.	787,600	1,655,127
China Shenhua Energy Co., Ltd., Class H	1,147,500	4,248,284
China Shineway Pharmaceutical Group, Ltd.	381,000	538,675
China Shipping Container Lines Co., Ltd., Class H(1)	2,613,000	628,048
China Shipping Development Co., Ltd., Class H	830,000	338,747
China Southern Airlines Co., Ltd., Class H	1,434,000	711,411
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	800,317
China Telecom Corp., Ltd., Class H	6,614,000	3,425,257
China Travel International Investment Hong Kong, Ltd.	4,692,000	848,872
China Unicom (Hong Kong), Ltd.	2,444,372	3,576,398
China Vanke Co., Ltd., Class B	445,120	569,539
China Yurun Food Group, Ltd.	937,000	557,884
China Zhongwang Holdings, Ltd.(1)	464,000	169,558
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	383,674
Citic Pacific, Ltd.	848,000	1,222,528
CNOOC, Ltd.	5,081,000	10,179,798
Cosco Pacific, Ltd.	868,000	1,196,207
Country Garden Holdings Co.(1)	1,551,631	580,910
Ctrip.com International, Ltd. ADR(1)	170,800	2,131,584
Datang International Power Generation Co., Ltd., Class H	1,562,000	549,754
Dongfeng Motor Group Co., Ltd., Class H	1,488,000	2,054,140
Focus Media Holding, Ltd. ADR	65,800	1,301,524
Global Bio-chem Technology Group Co., Ltd.	2,418,000	275,704
Golden Eagle Retail Group, Ltd.	535,000	957,250
Great Wall Motor Co., Ltd., Class H	862,500	1,923,526
Guangdong Investment, Ltd.	1,428,000	1,027,569
Guangzhou Automobile Group Co., Ltd., Class H	1,588,013	1,180,181
Guangzhou R&F Properties Co., Ltd., Class H	362,400	461,796
Harbin Electric Co., Ltd., Class H	448,000	334,006
Hengdeli Holdings, Ltd.	1,706,000	471,263
Hidili Industry International Development, Ltd.	594,000	136,145
Home Inns & Hotels Management, Inc. ADR(1)	50,000	913,000
Huaneng Power International, Inc., Class H	2,148,000	1,554,061
Industrial & Commercial Bank of China, Ltd., Class H	15,275,000	8,709,697
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	401,700	286,776
Inner Mongolia Yitai Coal Co., Ltd., Class B	210,400	1,111,231
Jiangsu Expressway Co., Ltd., Class H	594,000	549,269
Jiangxi Copper Co., Ltd., Class H	470,000	1,025,609
Kingboard Chemical Holdings, Ltd.	332,000	681,010
Kunlun Energy Co., Ltd.	1,134,000	1,818,499
Lee & Man Paper Manufacturing, Ltd.	1,220,000	491,629
Lenovo Group, Ltd.	2,156,000	1,489,551
Li Ning Co., Ltd.	511,000	262,871

8	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Lianhua Supermarket Holdings Ltd., Class H	104,400	$103,614
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,422,000	316,220
Metallurgical Corp. of China, Ltd., Class H(1)	1,156,000	238,686
Mindray Medical International, Ltd. ADR	59,100	1,761,180
NetEase.com, Inc. ADR(1)	30,800	1,626,548
New Oriental Education & Technology Group, Inc. ADR(1)	183,700	2,097,854
Nine Dragons Paper Holdings, Ltd.	786,000	366,400
NWS Holdings, Ltd.	472,500	720,385
Parkson Retail Group, Ltd.	1,056,500	946,335
PetroChina Co., Ltd., Class H	6,720,000	8,390,769
PICC Property & Casualty Co., Ltd., Class H	842,000	933,200
Ping An Insurance (Group) Co. of China, Ltd., Class H	472,500	3,679,112
Poly (Hong Kong) Investments, Ltd.(1)	675,000	350,713
Ports Design, Ltd.	249,500	244,535
Renhe Commercial Holdings Co., Ltd.(1)	3,020,000	123,471
Semiconductor Manufacturing International Corp.(1)	16,033,000	576,774
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	1,547,575
Shanghai Electric Group Co., Ltd., Class H	2,414,000	901,574
Shanghai Industrial Holdings, Ltd.	304,000	822,718
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	784,350	231,535
Shimao Property Holdings, Ltd.	417,000	593,266
SINA Corp.(1)	32,100	1,457,661
Sino Biopharmaceutical, Ltd.	1,508,000	568,313
Sino-Ocean Land Holdings, Ltd.	877,000	423,207
Sinopec Shanghai Petrochemical Co., Ltd., Class H	854,000	228,050
Sinotrans Shipping, Ltd.	1,000,000	208,356
Sinotruk Hong Kong, Ltd.	790,500	415,304
Sohu.com, Inc.(1)	20,400	715,020
Sound Global, Ltd.	691,000	339,980
Standard Chartered PLC	42,786	991,116
Suntech Power Holdings Co., Ltd. ADR(1)	217,500	245,775
Swire Pacific, Ltd., Class H	345,000	805,649
Swire Properties, Ltd.	48,300	143,692
Tencent Holdings, Ltd.	352,000	10,450,677
Tingyi (Cayman Islands) Holding Corp.	866,000	2,130,535
Tsingtao Brewery Co., Ltd., Class H	254,000	1,479,530
Want Want China Holdings, Ltd.	3,254,000	3,924,203
Weichai Power Co., Ltd., Class H(1)	282,000	848,408
Wumart Stores, Inc., Class H	321,000	619,449
WuXi PharmaTech (Cayman), Inc. ADR(1)	47,100	636,792
Yangzijiang Shipbuilding Holdings, Ltd.	1,550,000	1,229,627
Yantai Changyu Pioneer Wine Co., Ltd., Class B	144,216	970,102
Yanzhou Coal Mining Co., Ltd., Class H	774,000	1,141,477
Zhaojin Mining Industry Co., Ltd., Class H	362,000	446,546
Zhejiang Expressway Co., Ltd., Class H	862,000	620,033

Security	Shares	Value

China (continued)
Zhuzhou CSR Times Electric Co., Ltd., Class H	344,000	$814,025
Zijin Mining Group Co., Ltd., Class H	2,154,000	683,847
ZTE Corp., Class H	490,953	651,260

		$229,596,582

Colombia — 1.7%
Almacenes Exito SA	265,790	$4,553,179
Banco de Bogota	47,030	1,345,214
Bancolombia SA ADR, PFC Shares	86,900	5,373,896
Bolsa de Valores de Colombia	16,150,000	263,144
Cementos Argos SA	239,340	945,554
Cia Colombiana de Inversiones SA	288,870	754,373
Corporacion Financiera Colombiana SA	54,754	1,008,248
Ecopetrol SA	2,398,490	6,892,597
Empresa de Energia de Bogota SA	897,285	548,255
Empresa de Telecommunicaciones de Bogota SA	2,532,380	553,221
Fabricato SA(1)	36,122,860	1,793,948
Grupo Aval Acciones y Valores SA	3,145,485	2,071,130
Grupo de Inversiones Suramericana	152,870	2,618,776
Grupo Nutresa SA	307,655	3,587,964
Grupo Odinsa SA	60,098	308,522
Interconexion Electrica SA	657,460	4,182,269
Inversiones Argos SA	260,050	2,498,778
Inversiones Argos SA, PFC Shares	74,195	712,100
ISAGEN SA ESP	1,784,400	2,474,323
Tableros y Maderas de Caldas	177,883,873	982,674

		$43,468,165

Croatia — 0.4%
Adris Grupa DD, PFC Shares	50,044	$1,766,343
Atlantska Plovidba DD(1)	5,167	233,588
Dalekovod DD(1)	19,495	359,529
Ericsson Nikola Tesla	6,040	1,107,322
Hrvatski Telekom DD	150,830	5,077,851
Koncar-Elektroindustrija DD	8,119	659,573
Petrokemija DD(1)	25,975	1,055,886
Podravka Prehrambena Industrija DD(1)	18,635	641,942
Privredna Banka Zagreb DD	3,177	261,307
Zagrebacka Banka DD	83,995	540,094

		$11,703,435

Czech Republic — 1.5%
CEZ AS	401,660	$13,519,242
Fortuna Entertainment Group NV	45,800	209,054
Komercni Banka AS	61,664	10,465,367

9	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Czech Republic (continued)
New World Resources PLC, Class A	733,000	$3,461,323
Pegas Nonwovens SA	61,300	1,328,530
Philip Morris CR AS	2,713	1,453,998
Telefonica 02 Czech Republic AS	249,704	4,721,836
Unipetrol AS(1)	418,907	3,400,425

		$38,559,775

Egypt — 1.6%
Alexandria Mineral Oils Co.	132,820	$1,872,189
Amer Group Holding(1)	3,640,500	393,753
Arab Cotton Ginning	1,993,380	855,554
Citadel Capital Co.(1)	495,400	243,177
Commercial International Bank	1,123,204	5,080,993
Eastern Tobacco	66,704	891,149
Egypt Kuwaiti Holding Co.	1,348,596	1,640,691
Egyptian Financial & Industrial Co.(1)	87,400	149,538
Egyptian Financial Group-Hermes Holding SAE(1)	956,838	1,677,642
Egyptian Resorts Co.(1)	4,721,950	835,689
El Ezz Aldekhela Steel Alexa Co.	4,000	331,920
El Sewedy Cables Holding Co.	159,606	586,688
Ezz Steel	871,345	1,061,077
Juhayna Food Industries	2,646,000	1,975,317
Maridive & Oil Services SAE(1)	611,799	668,831
Misr Beni Suef Cement Co.	46,100	379,021
National Societe General Bank	148,026	740,356
Orascom Construction Industries (OCI)	197,138	8,596,979
Orascom Telecom Holding SAE(1)	7,432,866	3,948,671
Orascom Telecom Media And Technology Holding SAE	6,732,609	632,168
Oriental Weavers Co.	187,375	597,720
Palm Hills Developments SAE(1)	1,720,500	568,167
Pioneers Holding(1)	552,900	380,716
Sidi Kerir Petrochemicals Co.	929,400	1,860,492
Six of October Development & Investment Co.(1)	112,178	310,224
South Valley Cement	1,147,902	676,761
Talaat Moustafa Group(1)	2,096,460	1,393,878
Telecom Egypt	869,684	1,822,431

		$40,171,792

Estonia — 0.2%
AS Merko Ehitus	50,618	$402,360
AS Nordecon International(1)	145,374	211,887
AS Olympic Entertainment Group	503,790	857,211
AS Tallink Group(1)	3,623,652	2,849,462
AS Tallinna Kaubamaja	137,340	953,655

Security	Shares	Value

Estonia (continued)
AS Tallinna Vesi	58,790	$549,088

		$5,823,663

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$12,868
CAL Bank, Ltd.	1,298,010	205,941
Ghana Commercial Bank, Ltd.	1,453,841	1,477,946
HFC Bank Ghana, Ltd.	1,235,326	284,339
Produce Buying Co., Ltd.	582,428	59,582
Standard Chartered Bank of Ghana, Ltd.	24,700	569,081

		$2,609,757

Hungary — 1.5%
EGIS Pharmaceuticals PLC	13,302	$923,554
FHB Mortgage Bank Rt.(1)	39,750	83,194
Magyar Telekom Rt.	2,772,000	5,122,983
MOL Hungarian Oil & Gas Rt.	145,900	10,495,381
OTP Bank Rt.	794,130	12,157,627
PannErgy PLC(1)	66,310	169,809
Richter Gedeon Rt.	57,400	9,714,972

		$38,667,520

India — 6.3%
ABB, Ltd.	19,900	$283,218
ACC, Ltd.	34,570	824,522
Adani Enterprises, Ltd.	267,400	865,170
Adani Ports and Special Economic Zone, Ltd.	525,500	1,133,716
Aditya Birla Nuvo, Ltd.	17,702	250,945
Amtek Auto, Ltd.	152,500	282,224
Asian Paints, Ltd.	20,230	1,325,235
Axis Bank, Ltd.	100,500	1,872,834
Bajaj Auto, Ltd.	38,560	1,107,075
Bank of Baroda	51,960	609,149
Bank of India	64,300	344,459
Bharat Forge, Ltd.	63,650	343,271
Bharat Heavy Electricals, Ltd.	356,400	1,375,340
Bharat Petroleum Corp., Ltd.	99,000	644,664
Bharti Airtel, Ltd.	1,400,560	7,536,870
Biocon, Ltd.	51,500	222,642
Cairn India, Ltd.(1)	262,800	1,573,600
Canara Bank, Ltd.	104,600	686,070
Cipla, Ltd.	180,610	1,099,447
Coal India, Ltd.	324,500	2,086,444
Colgate-Palmolive (India), Ltd.	24,900	515,573
Container Corp. of India, Ltd.	25,560	431,047

10	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)
Crompton Greaves, Ltd.	213,600	$445,345
Dabur India, Ltd.	364,400	785,021
Divi’s Laboratories, Ltd.	46,800	919,625
DLF, Ltd.	312,600	1,167,151
Dr. Reddy’s Laboratories, Ltd.	49,620	1,438,625
Educomp Solutions, Ltd.	55,565	158,971
Essar Oil, Ltd.(1)	198,130	198,133
Financial Technologies India, Ltd.	32,600	419,460
GAIL (India), Ltd.	394,450	2,511,022
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	325,864
Glenmark Pharmaceuticals, Ltd.	84,160	579,582
GMR Infrastructure, Ltd.(1)	976,800	407,762
Grasim Industries, Ltd.	8,158	421,271
Gujarat Ambuja Cements, Ltd.	349,800	1,138,373
Gujarat State Petronet, Ltd.	383,800	485,686
GVK Power & Infrastructure, Ltd.(1)	2,796,900	649,868
HCL Technologies, Ltd.	117,100	1,090,648
HDFC Bank, Ltd.	569,020	6,003,680
Hero MotoCorp, Ltd.	47,600	1,707,478
Hindalco Industries, Ltd.	456,010	978,475
Hindustan Petroleum Corp., Ltd.	82,600	510,488
Hindustan Unilever, Ltd.	520,800	4,353,881
Hindustan Zinc, Ltd.	148,400	317,196
Housing Development & Infrastructure, Ltd.(1)	325,214	461,423
Housing Development Finance Corp., Ltd.	540,900	6,667,101
ICICI Bank, Ltd.	288,470	4,961,867
IDBI Bank, Ltd.	199,900	315,527
Idea Cellular, Ltd.(1)	1,096,700	1,568,420
IFCI, Ltd.	1,227,800	775,908
Indiabulls Financial Services, Ltd.	165,200	675,595
Indiabulls Infrastructure and Power, Ltd.(1)	1,014,800	80,286
Indiabulls Real Estate, Ltd.	344,000	341,377
Indian Hotels Co., Ltd.	164,280	174,551
Indian Oil Corp., Ltd.	186,600	912,117
Infosys, Ltd.	335,400	13,324,581
Infrastructure Development Finance Co., Ltd.	515,700	1,236,603
ITC, Ltd.	976,660	4,496,411
IVRCL, Ltd.	511,500	402,276
Jaiprakash Associates, Ltd.	705,400	924,749
Jindal Steel & Power, Ltd.	206,600	1,470,747
JSW Steel, Ltd.	78,700	945,694
Kotak Mahindra Bank, Ltd.	161,200	1,549,457
Lanco Infratech, Ltd.(1)	2,361,100	533,819
Larsen & Toubro, Ltd.	95,660	2,333,161
LIC Housing Finance, Ltd.	212,000	998,235
Lupin, Ltd.	96,500	1,035,278

Security	Shares	Value

India (continued)
Mahindra & Mahindra, Ltd.	177,560	$2,219,260
Maruti Suzuki India, Ltd.	47,150	960,585
Mphasis, Ltd.	39,900	281,515
Nestle India, Ltd.	9,530	767,724
Nicholas Piramal India, Ltd.	76,807	712,963
NTPC, Ltd.	1,523,700	4,281,987
Oil & Natural Gas Corp., Ltd.	1,046,780	5,387,960
Power Grid Corporation of India, Ltd.	1,363,400	2,904,539
Ranbaxy Laboratories, Ltd.(1)	82,560	735,576
Reliance Capital, Ltd.	97,735	582,782
Reliance Communications, Ltd.	763,260	766,841
Reliance Industries, Ltd.	789,838	10,492,799
Reliance Infrastructure, Ltd.	144,100	1,272,074
Reliance Power, Ltd.(1)	732,050	1,193,200
Satyam Computer Services, Ltd.(1)	646,950	945,942
Sesa Goa, Ltd.	281,200	959,563
Shree Renuka Sugars, Ltd.	283,600	157,125
Siemens India, Ltd.	47,180	575,842
State Bank of India	53,700	1,928,043
State Bank of India GDR	9,600	739,817
Steel Authority of India, Ltd.	455,400	698,338
Sterlite Industries (India), Ltd.	556,020	1,066,003
Sun Pharmaceuticals Industries, Ltd.	251,400	2,957,921
Sun TV Network, Ltd.	81,600	387,852
Suzlon Energy, Ltd.(1)	1,134,050	372,689
Tata Communications, Ltd.	65,700	291,036
Tata Consultancy Services, Ltd.	285,400	6,343,153
Tata Motors, Ltd.	477,250	1,919,192
Tata Power Co., Ltd.	1,003,900	1,765,118
Tata Steel, Ltd.	150,796	1,118,851
Tata Tea, Ltd.	279,500	639,315
Tata Teleservices Maharashtra, Ltd.(1)	791,600	183,024
Titan Industries, Ltd.	178,000	707,272
Torrent Power, Ltd.	44,700	125,898
UltraTech Cement, Ltd.	22,400	659,500
Unitech, Ltd.(1)	1,726,100	674,835
United Phosphorus, Ltd.	103,100	221,090
United Spirits, Ltd.	54,500	794,688
Voltas, Ltd.	129,000	244,510
Wipro, Ltd.	354,533	2,152,191
Yes Bank, Ltd.	148,900	971,552
Zee Entertainment Enterprises, Ltd.	373,114	1,128,130

		$161,900,598

11	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia — 3.2%
Adaro Energy Tbk PT	15,412,000	$2,362,146
AKR Corporindo Tbk PT	3,936,500	1,507,806
Aneka Tambang Tbk PT	2,434,000	328,044
Astra Argo Lestari Tbk PT	321,000	775,274
Astra International Tbk PT	12,542,000	9,220,884
Bakrie & Brothers Tbk PT(1)	78,245,500	412,013
Bakrieland Development Tbk PT(1)	27,657,500	177,030
Bank Central Asia Tbk PT	8,829,000	7,440,456
Bank Danamon Indonesia Tbk PT	2,004,803	1,279,051
Bank Mandiri Tbk PT	4,964,500	4,321,298
Bank Negara Indonesia Persero Tbk PT	3,795,500	1,586,500
Bank Pan Indonesia Tbk PT(1)	1,456,500	110,212
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,325,500	328,353
Bank Rakyat Indonesia Tbk PT	6,448,000	4,733,243
Bank Tabungan Negara Tbk PT	3,180,000	457,450
Berlian Laju Tanker Tbk PT(1)(2)	7,544,500	78,115
Bumi Resources Tbk PT	14,663,000	1,600,887
Bumi Serpong Damai Tbk PT	3,554,000	428,765
Charoen Pokphand Indonesia Tbk PT	5,900,000	1,979,087
Delta Dunia Makmur Tbk PT(1)	9,252,500	267,069
Energi Mega Persada Tbk PT(1)	39,618,700	497,795
Gudang Garam Tbk PT	394,000	2,334,361
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	1,021,000	132,320
Indo Tambangraya Megah Tbk PT	329,000	1,227,057
Indocement Tunggal Prakarsa Tbk PT	1,342,000	3,034,418
Indofood Sukses Makmur Tbk PT	3,154,000	1,792,221
Indosat Tbk PT	1,134,000	578,249
Jasa Marga Tbk PT	2,684,500	1,609,923
Kalbe Farma Tbk PT	3,195,500	1,287,242
Lippo Karawaci Tbk PT	10,273,500	963,171
Medco Energi Internasional Tbk PT	2,095,000	381,463
Perusahaan Gas Negara Tbk PT	12,057,000	4,810,302
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,752,500	507,454
Semen Gresik (Persero) Tbk PT	2,501,500	3,407,117
Tambang Batubara Bukit Asam Tbk PT	675,500	1,127,992
Telekomunikasi Indonesia Tbk PT	10,950,000	10,560,643
Trada Maritime Tbk PT	4,777,000	448,163
Unilever Indonesia Tbk PT	711,800	1,817,642
United Tractors Tbk PT	2,033,583	4,479,706
Vale Indonesia Tbk PT	2,399,000	611,378
XL Axiata Tbk PT	2,085,000	1,350,057

		$82,352,357

Security	Shares	Value

Jordan — 0.8%
Arab Bank PLC	1,010,625	$9,979,912
Arab Potash Co. PLC	41,515	2,457,235
Bank of Jordan	123,610	354,197
Capital Bank of Jordan(1)	210,413	330,664
Jordan Ahli Bank	151,000	259,672
Jordan Petroleum Refinery(1)	178,870	1,321,818
Jordan Phosphate Mines	63,363	1,068,219
Jordan Steel	378,281	858,721
Jordan Telecom Corp.	192,200	1,355,407
Jordanian Electric Power Co.	299,496	1,177,734
Royal Jordanian Airlines(1)	150,000	110,026
Taameer Jordan Holdings PSC(1)	1,228,805	295,787
United Arab Investors(1)	1,061,925	75,843

		$19,645,235

Kazakhstan — 0.8%
Eurasian Natural Resources Corp.	735,200	$4,505,266
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	668,700	3,732,789
Kazakhmys PLC	445,900	4,899,218
Kazkommertsbank JSC GDR(1)(3)	48,600	125,494
KazMunaiGas Exploration Production GDR(3)	345,300	6,283,639
Zhaikmunai, LP GDR(1)(3)	145,600	1,201,034

		$20,747,440

Kenya — 1.0%
Athi River Mining, Ltd.	78,100	$189,967
Bamburi Cement Co., Ltd.	546,000	1,171,341
Barclays Bank of Kenya, Ltd.	8,931,260	1,483,049
Co-operative Bank of Kenya, Ltd. (The)	9,284,400	1,260,635
East African Breweries, Ltd.	2,526,280	6,641,826
Equity Bank, Ltd.	12,613,200	3,215,696
KenolKobil, Ltd.	4,090,000	781,534
Kenya Airways, Ltd.	1,264,800	210,660
Kenya Commercial Bank, Ltd.	11,014,620	3,099,994
Kenya Electricity Generating Co., Ltd.	2,321,100	236,323
Kenya Power & Lighting, Ltd.	9,484,354	1,732,228
Mumias Sugar Co., Ltd.	3,844,600	315,198
Nation Media Group, Ltd.	339,320	710,929
Safaricom, Ltd.	89,616,572	4,040,211
Standard Chartered Bank Kenya, Ltd.	149,188	344,473

		$25,434,064

Kuwait — 1.5%
Aerated Concrete Industries Co.	218,790	$167,234
Agility Public Warehousing Co. KSC	735,000	999,076

12	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kuwait (continued)
Ahli United Bank	275,625	$860,875
Al Ahli Bank of Kuwait KSC	367,500	845,966
Al Safat Energy Holding Co. KSCC(1)	1,880,000	357,604
Al Safwa Group Holding Co. KSC(1)	8,080,000	459,343
Al-Qurain Petrochemicals Co.	1,780,000	1,185,669
Boubyan Bank KSC(1)	535,000	1,137,482
Boubyan Petrochemicals Co.	1,090,000	2,162,369
Burgan Bank SAK	458,792	772,367
Combined Group Contracting Co.	73,205	335,733
Commercial Bank of Kuwait SAK(1)	365,000	1,022,222
Commercial Real Estate Co. KSCC	1,226,862	317,404
Gulf Bank(1)	1,002,750	1,401,819
Gulf Cable and Electrical Industries Co.	187,500	716,136
Kuwait Cement Co.	84,000	111,488
Kuwait Finance House KSC	1,253,388	3,061,420
Kuwait Foods Co. (Americana)	172,500	758,542
Kuwait International Bank	834,000	752,745
Kuwait Pipes Industries & Oil Services Co.(1)	970,000	357,012
Kuwait Portland Cement Co.	165,000	478,842
Kuwait Projects Co. Holdings KSC	485,651	618,683
Kuwait Real Estate Co.(1)	920,000	153,245
Mabanee Co. SAKC	577,593	2,414,218
Mena Holding Group(1)(2)	198,000	0
Mobile Telecommunications Co.	2,495,000	6,095,422
National Bank of Kuwait SAK	1,802,893	6,320,897
National Industries Group Holding(1)	2,692,500	1,772,875
National Investment Co.(1)	270,000	97,478
National Mobile Telecommunication Co. KSC	122,500	956,182
National Ranges Co.(1)	7,920,000	519,654
Sultan Center Food Products Co.(1)	1,320,000	467,173

		$37,677,175

Latvia — 0.0%(4)
Grindeks(1)	42,000	$333,065
Latvian Shipping Co.(1)	405,000	202,208

		$535,273

Lebanon — 0.2%
Solidere	86,340	$1,198,520
Solidere GDR(3)	314,650	4,245,425

		$5,443,945

Lithuania — 0.1%
Apranga PVA	278,536	$625,022
Klaipedos Nafta PVA	1,345,900	669,178

Security	Shares	Value

Lithuania (continued)
Lesto AB	62,755	$45,080
Pieno Zvaigzdes	63,600	145,913
Rokiskio Suris	69,800	115,153
Siauliu Bankas(1)	760,297	227,422

		$1,827,768

Malaysia — 3.2%
Aeon Co. (M) Bhd	165,300	$511,278
Airasia Bhd	915,300	1,091,599
Alliance Financial Group Bhd	560,300	758,516
AMMB Holdings Bhd	638,000	1,305,087
Axiata Group Bhd	1,388,450	2,595,413
Batu Kawan Bhd	175,500	1,046,197
Berjaya Corp. Bhd	2,289,600	532,643
Berjaya Sports Toto Bhd	479,914	655,040
Boustead Holdings Bhd	390,610	685,386
British American Tobacco Malaysia Bhd	71,000	1,352,136
Bursa Malaysia Bhd	221,700	444,746
CIMB Group Holdings Bhd	1,230,100	3,078,073
Dialog Group Bhd	1,468,473	1,121,916
Digi.com Bhd	1,672,000	2,366,466
Gamuda Bhd	1,748,500	1,954,292
Genting Bhd	1,047,300	3,161,479
Genting Plantations Bhd	163,400	492,055
Hong Leong Bank Bhd	307,200	1,340,153
Hong Leong Financial Group Bhd	145,000	575,017
IGB Corp. Bhd	554,000	484,504
IJM Corp. Bhd	1,077,290	1,776,955
IOI Corp. Bhd	1,482,818	2,523,605
KNM Group Bhd(1)	1,245,950	249,501
Kuala Lumpur Kepong Bhd	235,100	1,780,164
Kulim (Malaysia) Bhd	860,000	1,418,167
Lafarge Malayan Cement Bhd	438,750	1,118,268
Lion Industries Corp. Bhd	540,300	192,686
Malayan Banking Bhd	1,200,787	3,354,426
Malaysia Airports Holdings Bhd	170,800	303,356
Malaysia Marine and Heavy Engineering Holdings Bhd	557,500	943,390
Malaysian Resources Corp. Bhd	1,423,500	818,479
Maxis Bhd	1,354,100	2,769,805
Media Prima Bhd	575,000	440,759
MISC Bhd	482,400	694,784
MMC Corp. Bhd	868,200	663,474
Mudajaya Group Bhd	510,600	407,748
Multi-Purpose Holdings Bhd	565,440	639,227
Parkson Holdings Bhd	453,978	701,958

13	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Petronas Chemicals Group Bhd	2,832,900	$5,950,402
Petronas Dagangan Bhd	424,200	2,836,104
Petronas Gas Bhd	219,400	1,295,041
Pharmaniaga Bhd	6,792	20,575
PPB Group Bhd	312,700	1,516,863
Public Bank Bhd	617,020	2,833,373
Resorts World Bhd	1,599,100	1,714,592
RHB Capital Bhd	356,200	836,492
Sapurakencana Petroleum Bhd(1)	3,644,768	2,853,389
Shell Refining Co. Bhd	36,900	107,930
Sime Darby Bhd	1,924,639	6,031,830
Supermax Corp. Bhd	650,400	453,619
TA Enterprise Bhd	1,323,000	225,762
Tan Chong Motor Holdings Bhd	265,900	376,722
Telekom Malaysia Bhd	631,300	1,136,974
Tenaga Nasional Bhd	1,125,225	2,423,613
Top Glove Corp. Bhd	327,100	559,439
UEM Land Holdings Bhd(1)	1,095,050	692,854
UMW Holdings Bhd	213,000	642,369
Unisem (M) Bhd	483,600	198,265
Wah Seong Corp. Bhd	435,726	260,135
WCT Bhd	676,000	544,546
YTL Corp. Bhd	2,325,365	1,376,786
YTL Power International Bhd	1,355,821	776,744

		$82,013,167

Mauritius — 0.5%
Ireland Blyth, Ltd.	31,600	$81,424
LUX Island Resorts, Ltd.(1)	842,920	500,110
Mauritius Commercial Bank	1,228,500	6,643,856
New Mauritius Hotels, Ltd.	1,225,350	2,695,915
Rogers & Co., Ltd.	37,800	377,851
State Bank of Mauritius, Ltd.	937,000	2,503,877
Sun Resorts, Ltd.	376,999	400,852
United Basalt Products, Ltd.	43,200	148,401
United Docks, Ltd.(1)	27,400	72,382

		$13,424,668

Mexico — 6.7%
Alfa SAB de CV, Series A	590,500	$9,437,077
America Movil SAB de CV ADR, Series L	98,500	2,628,965
America Movil SAB de CV, Series L	27,123,050	36,222,534
Bolsa Mexicana de Valores SAB de CV	1,212,000	2,305,794
Cemex SAB de CV ADR(1)	139,672	972,117
Cemex SAB de CV, Series CPO(1)	9,713,291	6,741,638

Security	Shares	Value

Mexico (continued)
Coca-Cola Femsa SA de CV, Series L	74,200	$831,357
Compartamos SAB de CV	2,206,700	2,203,630
Controladora Comercial Mexicana SA de CV	260,300	595,039
Corporacion GEO SAB de CV, Series B(1)	391,700	411,773
Desarrolladora Homex SAB de CV(1)	249,950	494,318
Embotelladoras Arca SAB de CV	260,314	1,635,465
Empresas ICA SAB de CV(1)	1,678,500	2,814,645
Fomento Economico Mexicano SA de CV ADR	11,300	965,246
Fomento Economico Mexicano SA de CV, Series UBD	1,319,000	11,257,398
Genomma Lab Internacional SA de CV(1)	539,800	1,090,681
Grupo Aeroportuario del Pacifico SAB de CV, Class B	372,500	1,462,157
Grupo Aeroportuario del Sureste SAB de CV, Class B	95,500	854,498
Grupo Bimbo SA de CV, Series A	1,676,000	4,171,568
Grupo Carso SA de CV, Series A1	895,800	3,097,932
Grupo Elektra SA de CV	45,300	2,129,681
Grupo Financiero Banorte SAB de CV, Class O	2,997,400	16,093,120
Grupo Financiero Inbursa SAB de CV, Class O	4,549,400	11,973,456
Grupo Mexico SAB de CV, Series B	3,881,679	10,916,629
Grupo Modelo SA de CV, Series C	467,500	4,229,067
Grupo Simec SA de CV, Series B(1)	92,000	298,584
Grupo Televisa SA ADR	30,800	701,932
Grupo Televisa SA, Series CPO	1,487,900	6,770,149
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	919,900	1,501,059
Industrias CH SAB de CV, Series B(1)	100,700	504,541
Industrias Penoles SA de CV	130,900	5,354,709
Inmuebles Carso SAB de CV(1)	714,800	545,567
Kimberly-Clark de Mexico SAB de CV, Class A	1,089,600	2,267,935
Mexichem SAB de CV	769,716	3,640,646
Minera Frisco SAB de CV(1)	714,800	2,828,347
Organizacion Soriana SAB de CV, Class B(1)	120,000	359,138
Promotora y Operadora de Infraestructura SAB de CV(1)	77,700	402,976
TV Azteca SAB de CV, Series CPO	625,000	414,990
Urbi Desarrollos Urbanos SAB de CV(1)	430,300	254,326
Wal-Mart de Mexico SAB de CV, Series V	3,701,900	10,441,649

		$171,822,333

Morocco — 1.5%
Alliances Developpement Immobilier SA	27,400	$2,162,691
Attijariwafa Bank	214,500	8,275,483
Banque Centrale Populaire	108,660	2,421,411
Banque Marocaine du Commerce Exterieur (BMCE)	121,692	2,287,137
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,860	259,776
Centrale Laitiere	850	135,114
Ciments du Maroc	7,760	770,148

14	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Morocco (continued)
Compagnie Generale Immobiliere	9,800	$853,377
Cosumar Compagnie Sucriere Marocaine et de Raffinage	2,930	522,529
Credit Immobilier et Hotelier	6,440	161,723
Delta Holding SA	126,000	528,109
Douja Promotion Groupe Addoha SA	471,434	3,632,654
Holcim Maroc SA	5,574	1,115,485
Lafarge Ciments	14,410	2,423,685
Managem	14,262	2,355,470
Maroc Telecom	667,924	8,065,362
Samir(1)	11,980	605,426
Societe des Brasseries du Maroc	1,590	296,896
SONASID (Societe Nationale de Siderurgie)(1)	4,267	686,944
Wafa Assurance	2,190	736,191

		$38,295,611

Nigeria — 0.9%
Access Bank PLC	19,423,730	$876,746
Ashaka Cement PLC	2,154,293	126,690
Dangote Cement PLC	2,333,650	1,657,515
Dangote Flour Mills PLC	2,810,000	114,608
Dangote Sugar Refinery PLC	5,767,032	162,570
Diamond Bank PLC(1)	16,654,000	264,202
Ecobank Transnational, Inc.	9,578,418	612,705
Fidelity Bank PLC	22,430,824	189,019
First Bank of Nigeria PLC	32,229,046	2,289,793
First City Monument Bank PLC(1)	22,646,859	442,519
Flour Mills of Nigeria PLC	660,000	215,252
Guaranty Trust Bank PLC	30,623,074	3,289,775
Guiness Nigeria PLC	924,075	1,395,374
Lafarge Cement WAPCO Nigeria PLC	2,336,900	643,605
Nestle Nigeria PLC	433,960	1,285,327
Nigerian Breweries PLC	4,353,805	3,249,628
Oando PLC(1)	5,236,498	453,923
PZ Cussons Nigeria PLC	1,481,250	226,399
Skye Bank PLC	16,027,300	289,050
UAC of Nigeria PLC	5,505,741	1,137,406
Unilever Nigeria PLC	2,757,800	601,568
United Bank for Africa PLC(1)	38,584,810	1,045,501
Zenith Bank PLC	33,601,962	3,009,058

		$23,578,233

Oman — 0.7%
Bank Dhofar SAOG	1,048,956	$1,101,796
Bank Muscat SAOG	3,262,636	4,352,882

Security	Shares	Value

Oman (continued)
Bank Sohar	2,451,900	$884,346
Dhofar International Development & Investment Holding Co.	275,832	265,993
Galfar Engineering & Contracting SAOG	742,096	693,601
National Bank of Oman, Ltd.	420,055	285,414
Oman Cables Industry SAOG	93,600	198,171
Oman Cement Co. SAOG	520,400	823,838
Oman Flour Mills Co., Ltd. SAOG	481,100	560,225
Oman International Bank SAOG	1,340,435	779,374
Oman National Investment Corp. Holdings	272,868	153,457
Oman Telecommunications Co.	1,009,800	3,488,471
Omani Qatari Telecommunications Co. SAOG	954,500	1,162,120
Ominvest	680,493	631,047
Raysut Cement Co. SAOG	454,009	1,508,434
Renaissance Holdings Co.(1)	1,385,623	1,565,747
Shell Oman Marketing Co.	34,398	227,613

		$18,682,529

Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	221,155	$147,664
Aisha Steel Mills, Ltd., PFC Shares(1)(2)	49,962	0
Arif Habib Co., Ltd.	499,620	173,291
Azgard Nine, Ltd.(1)	1,954,200	130,941
Bank Alfalah, Ltd.	4,021,538	799,435
D.G. Khan Cement Co., Ltd.(1)	1,053,232	513,158
Engro Corp., Ltd.	721,687	710,838
Fauji Fertilizer Bin Qasim, Ltd.	1,184,000	474,329
Fauji Fertilizer Co., Ltd.	1,235,910	1,537,698
Habib Bank, Ltd.	462,825	557,385
Hub Power Co., Ltd.	4,969,800	2,277,240
Jahangir Siddiqui & Co., Ltd.(1)	2,323,700	378,260
Kot Addu Power Co., Ltd.	523,900	248,441
Lucky Cement, Ltd.	878,300	1,152,907
Millat Tractors, Ltd.	76,900	415,689
Muslim Commercial Bank, Ltd.	1,138,745	2,251,215
National Bank of Pakistan	1,474,861	727,196
Nishat Mills, Ltd.	1,798,810	1,002,168
Oil & Gas Development Co., Ltd.	1,578,991	2,777,406
Pakistan Oil Fields, Ltd.	289,300	1,197,865
Pakistan Petroleum, Ltd.	904,079	1,868,211
Pakistan State Oil Co., Ltd.	306,200	789,679
Pakistan Telecommunication Co., Ltd.	4,810,200	709,828
SUI Northern Gas Pipelines, Ltd.	641,550	128,346
United Bank, Ltd.	775,745	721,492

		$21,690,682

15	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Peru — 1.5%
Alicorp SA	1,774,300	$4,581,018
Banco Continental SA	279,280	654,064
Casa Grande SAA	69,120	346,126
Cia de Minas Buenaventura SA ADR	221,080	8,051,734
Cia Minera Milpo SA	567,882	834,739
Credicorp, Ltd.	5,890	689,130
Credicorp, Ltd. ADR	59,994	6,955,704
Edegel SA	1,592,100	1,164,064
Edelnor SA	108,248	159,940
Energia del Sur SA	44,784	317,206
Ferreyros SA	853,039	695,165
Grana y Montero SA	904,512	2,858,892
Intergroup Financial Services Corp.	29,600	932,400
Luz del Sur SAA	211,550	571,169
Minsur SA	1,239,459	1,052,549
Sociedad Minera Cerro Verde SAA(1)	27,721	1,025,677
Southern Copper Corp.	193,427	6,243,823
Volcan Cia Minera SA, Class B	1,966,295	2,171,461

		$39,304,861

Philippines — 1.8%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,245,116
Aboitiz Power Corp.	1,176,200	970,457
Alliance Global Group, Inc.	4,540,000	1,264,360
Ayala Corp.	192,195	1,996,875
Ayala Land, Inc.	3,951,800	2,060,277
Ayala Land, Inc., PFC Shares(2)	3,951,800	9,467
Bank of the Philippine Islands	1,032,451	1,790,983
BDO Unibank, Inc.	1,274,481	1,961,533
DMCI Holdings, Inc.	1,733,600	2,424,222
Energy Development Corp.	6,100,000	883,715
Filinvest Land, Inc.	14,494,000	471,667
First Gen Corp.(1)	1,768,322	811,877
First Philippine Holdings Corp.	228,500	423,303
Globe Telecom, Inc.	18,040	494,785
Holcim Philippines, Inc.	1,492,000	425,392
International Container Terminal Services, Inc.	530,100	919,566
JG Summit Holding, Inc.	4,019,900	3,250,098
Jollibee Foods Corp.	573,300	1,412,322
Lopez Holdings Corp.	4,600,000	638,896
Manila Electric Co.	271,300	1,716,622
Manila Water Co.	254,600	158,695
Megaworld Corp.	12,596,000	678,667
Metropolitan Bank & Trust Co.	642,455	1,534,682
Philex Mining Corp.	5,579,225	2,977,423

Security	Shares	Value

Philippines (continued)
Philex Petroleum Corp.(1)	283,500	$267,555
Philippine Long Distance Telephone Co.	47,220	3,092,722
Robinsons Land Corp.	2,417,100	1,124,627
San Miguel Corp.	716,000	1,908,301
Semirara Mining Corp.	163,100	873,783
SM Investments Corp.	187,238	3,350,571
SM Prime Holdings, Inc.	5,515,999	1,844,606
Universal Robina Corp.	809,600	1,136,860
Vista Land & Lifescapes, Inc.	3,675,000	386,204

		$47,506,229

Poland — 3.2%
Agora SA	134,330	$324,709
AmRest Holdings SE(1)	7,766	173,968
Asseco Poland SA	271,026	3,681,283
Bank Handlowy w Warszawie SA	41,870	1,013,262
Bank Millennium SA(1)	419,685	437,565
Bank Pekao SA	125,238	5,225,754
Bioton SA(1)	29,625,600	521,872
Boryszew SA(1)	4,431,900	701,489
BRE Bank SA(1)	18,304	1,556,295
Budimex SA	25,400	424,260
Cinema City International NV(1)	71,200	605,639
Cyfrowy Polsat SA(1)	798,528	3,495,059
Enea SA	169,600	788,946
Eurocash SA	447,500	5,231,358
Get Bank SA(1)	1,107,095	527,442
Getin Holding SA(1)	378,250	186,160
Globe Trade Centre SA(1)	367,890	683,631
Grupa Kety SA	9,600	346,725
Grupa Lotos SA(1)	124,953	975,353
ING Bank Slaski SA(1)	26,850	612,568
Jastrzebska Spolka Weglowa SA	15,100	420,365
Kernel Holding SA(1)	97,900	2,040,663
KGHM Polska Miedz SA	174,080	6,576,100
KOPEX SA(1)	82,600	426,735
LPP SA	1,511	1,527,758
Lubelski Wegiel Bogdanka SA	45,700	1,660,178
Netia SA(1)	552,854	983,497
NG2 SA	19,400	336,027
Orbis SA	30,000	321,813
Polimex-Mostostal SA	3,081,072	597,326
Polish Oil & Gas(1)	2,349,400	2,844,743
Polska Grupa Energetyczna SA	1,100,300	6,120,145
Polski Koncern Naftowy Orlen SA(1)	395,500	4,225,852

16	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA	898,710	$8,722,993
Powszechny Zaklad Ubezpieczen SA	67,500	7,129,927
Rovese SA(1)	334,550	202,879
Synthos SA	192,100	304,037
Tauron Polska Energia SA	2,155,000	2,960,865
Telekomunikacja Polska SA	1,209,250	5,696,974
TVN SA	832,820	1,860,629
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,900	99,196
Zaklady Azotowe Pulawy SA	8,500	284,296

		$82,856,336

Qatar — 1.6%
Aamal Co. QSC(1)	86,373	$376,119
Barwa Bank(1)(2)	82,170	145,078
Barwa Real Estate Co.	114,193	875,409
Commercial Bank of Qatar	78,567	1,499,169
Doha Bank, Ltd.	49,996	771,240
Gulf International Services QSC	147,025	1,049,188
Industries Qatar	237,545	8,587,246
Masraf Al Rayan	455,150	3,365,063
Qatar Electricity & Water Co.	70,280	2,607,380
Qatar Fuel	16,532	1,073,094
Qatar Gas Transport Co., Ltd. (NAKILAT)	448,640	1,929,549
Qatar Insurance Co.	22,362	429,475
Qatar International Islamic Bank	45,943	617,539
Qatar Islamic Bank	82,987	1,770,836
Qatar National Bank	226,774	8,257,255
Qatar National Cement Co.	11,550	322,004
Qatar Navigation	80,321	1,274,185
Qatar Telecom QSC	112,260	3,230,460
United Development Co.(1)	112,224	552,491
Vodafone Qatar(1)	1,007,110	2,476,831

		$41,209,611

Romania — 0.5%
Banca Transilvania(1)	9,389,451	$2,515,575
Biofarm Bucuresti	8,351,488	422,325
BRD-Group Societe Generale	1,852,560	4,205,381
OMV Petrom SA	43,835,500	4,549,484
Transelectrica SA	134,000	466,054
TRANSGAZ SA Medias	2,700	135,560

		$12,294,379

Security	Shares	Value

Russia — 6.1%
Aeroflot-Russian Airlines	229,000	$294,816
AvtoVAZ(1)	263,394	128,670
CTC Media, Inc.	269,167	1,997,219
Evraz PLC	189,105	701,402
Federal Grid Co. Unified Energy System JSC(1)	333,390,382	2,342,734
Federal Hydrogenerating Co. JSC	113,865,487	2,888,312
Federal Hydrogenerating Co. JSC ADR(1)	56,000	136,647
IDGC Holding JSC(1)	23,993,800	1,310,997
LSR Group GDR(3)	186,400	828,649
LUKOIL OAO ADR(1)	276,077	15,521,248
Magnit OJSC GDR	199,200	6,427,280
Magnitogorsk Iron & Steel Works GDR(1)(3)	105,708	391,951
Mail.ru Group, Ltd. GDR(1)(3)	63,600	1,918,608
Mechel ADR	251,500	1,629,720
MMC Norilsk Nickel	2,386	369,546
MMC Norilsk Nickel ADR(1)	5,076	78,424
MMC Norilsk Nickel GDR(1)	361,024	5,557,936
Mobile TeleSystems OJSC	1,321,828	10,107,356
Mosenergo	8,811,603	337,995
NovaTek OAO GDR(3)	47,416	5,324,481
Novolipetsk Steel GDR(3)	40,436	671,726
OAO Gazprom	73,400	341,248
OAO Gazprom ADR(1)	2,664,754	24,502,477
OAO Inter Rao Ues(1)	2,738,091,300	2,242,497
OAO TMK GDR(3)	64,757	923,648
PIK Group GDR(1)(3)	166,400	371,567
Rosneft Oil Co. GDR(3)	794,250	4,760,371
Rostelecom	886,100	3,049,404
Rostelecom ADR	30,400	638,856
RusHydro OJSC	5,150,925	150,881
Sberbank of Russia	7,545,888	20,920,967
Sberbank of Russia ADR(1)	325,500	3,601,056
Severstal OAO GDR(3)	84,845	945,953
Sistema JSFC	1,359,200	1,116,878
Sistema JSFC GDR(3)	41,430	855,333
SOLLERS(1)	24,262	318,530
Surgutneftegas OJSC ADR(1)	489,303	4,079,335
Surgutneftegas OJSC ADR, PFC Shares	3,489,400	2,021,814
Tatneft ADR(1)	121,666	4,551,472
TGK-2(1)	13,779,634	813
Transneft, PFC Shares	847	1,349,267
United Co. RUSAL PLC(1)	744,000	399,958
Uralkali OJSC GDR(3)	135,825	5,641,275
VimpelCom, Ltd. ADR	416,984	3,498,496
VTB Bank OJSC GDR(3)	1,339,470	4,353,462

17	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Russia (continued)
X5 Retail Group NV GDR(1)(3)	240,894	$4,704,495
Yandex NV, Class A(1)	91,300	1,755,699

		$156,061,469

Slovenia — 0.4%
Gorenje DD	37,265	$206,592
KRKA DD	88,405	4,552,157
Luka Koper(1)	35,250	310,893
Mercator Poslovni Sistem	8,415	1,265,385
Nova Kreditna Banka Maribor	123,892	206,653
Petrol	4,194	881,904
Reinsurance Co. Sava, Ltd.(1)	19,485	116,245
Sava DD(1)	4,180	20,449
Telekom Slovenije DD	15,242	1,165,717
Zavarovalnica Triglav DD	81,339	1,195,596

		$9,921,591

South Africa — 6.2%
ABSA Group, Ltd.	126,850	$2,066,924
Adcock Ingram Holdings, Ltd.	93,500	679,211
AECI, Ltd.	31,830	300,239
African Bank Investments, Ltd.	380,714	1,676,796
African Rainbow Minerals, Ltd.	38,400	722,470
Allied Electronics Corp., Ltd., PFC Shares	186,200	512,676
Anglo Platinum, Ltd.	24,280	1,244,348
AngloGold Ashanti, Ltd.	158,071	5,349,859
Aquarius Platinum, Ltd.	173,100	104,465
Arcelormittal South Africa, Ltd.	50,577	272,993
Arrowhead Properties, Ltd., Class A	39,781	32,230
Arrowhead Properties, Ltd., Class B	39,781	27,177
Aspen Pharmacare Holdings, Ltd.	194,231	3,405,586
Aveng, Ltd.	536,790	2,331,939
AVI, Ltd.	119,300	850,760
Barloworld, Ltd.	282,820	2,851,900
Bidvest Group, Ltd.	321,596	7,696,314
Capital Property Fund	839,464	1,094,250
Clicks Group, Ltd.	147,300	970,207
DataTec, Ltd.	140,700	787,239
Discovery Holdings, Ltd.	250,145	1,632,359
FirstRand, Ltd.	1,525,650	5,085,637
Foschini, Ltd.	95,500	1,642,718
Gold Fields, Ltd.	305,577	3,922,052
Grindrod, Ltd.	340,300	531,276
Group Five, Ltd.	81,460	223,712
Growthpoint Properties, Ltd.	605,700	1,858,292

Security	Shares	Value

South Africa (continued)
Harmony Gold Mining Co., Ltd.	148,010	$1,459,363
Hyprop Investments, Ltd.	67,500	554,984
Illovo Sugar, Ltd.	87,400	304,240
Impala Platinum Holdings, Ltd.	216,998	3,400,815
Imperial Holdings, Ltd.	81,680	1,864,149
Investec, Ltd.	111,500	665,902
JD Group, Ltd.	58,290	310,274
JSE, Ltd.	42,700	389,478
Kumba Iron Ore, Ltd.	35,260	2,188,248
Kumba Resources, Ltd.	69,510	1,413,256
Lewis Group, Ltd.	32,500	277,990
Liberty Holdings, Ltd.	73,900	835,401
Life Healthcare Group Holdings, Ltd.	504,900	2,045,885
Massmart Holdings, Ltd.	41,650	873,237
Medi-Clinic Corp., Ltd.	57,420	277,780
MMI Holdings, Ltd.	512,896	1,151,758
Mondi, Ltd.	58,230	495,514
Mr. Price Group, Ltd.	118,100	1,757,954
MTN Group, Ltd.	1,526,540	27,444,135
Murray & Roberts Holdings, Ltd.(1)	426,950	1,215,125
Nampak, Ltd.	271,938	852,766
Naspers, Ltd., Class N	166,142	9,012,786
Nedbank Group, Ltd.	89,230	1,945,071
Netcare, Ltd.	582,550	1,141,391
Northam Platinum, Ltd.	106,038	327,941
Pick’n Pay Stores, Ltd.	180,470	922,884
Pretoria Portland Cement Co., Ltd.	225,427	704,355
Raubex Group, Ltd.	93,000	152,035
Redefine Properties, Ltd.	1,261,400	1,401,248
Remgro, Ltd.	192,000	3,265,097
Reunert, Ltd.	249,860	2,412,013
RMB Holdings, Ltd.	293,400	1,296,850
RMI Holdings	483,800	1,064,596
Sanlam, Ltd.	757,390	3,250,840
Sappi, Ltd.(1)	222,236	667,095
Sasol, Ltd.	192,550	7,987,597
Shoprite Holdings, Ltd.	212,000	4,157,327
Spar Group, Ltd.	79,600	1,150,399
Standard Bank Group, Ltd.	470,921	6,478,810
Steinhoff International Holdings, Ltd.(1)	548,840	1,628,415
Sun International, Ltd.	30,482	292,524
Telkom South Africa, Ltd.(1)	253,050	549,139
Tiger Brands, Ltd.	76,800	2,465,927
Tongaat-Hulett	21,000	346,362
Truworths International, Ltd.	184,600	2,303,102
Vodacom Group (Pty), Ltd.	256,600	2,971,957

18	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
Wilson Bayly Holmes-Ovcon, Ltd.	68,900	$1,085,626
Woolworths Holdings, Ltd.	371,409	2,413,277

		$159,046,547

South Korea — 6.4%
AMOREPACIFIC Corp.	688	$622,917
Asiana Airlines, Inc.(1)	46,000	299,609
BS Financial Group, Inc.	60,370	631,789
Celltrion, Inc.	31,215	772,533
Cheil Industries, Inc.	23,400	1,994,232
Cheil Worldwide, Inc.	32,500	542,988
CJ CheilJedang Corp.	1,796	439,182
CJ Corp.	3,700	238,652
CJ O Shopping Co., Ltd.	3,130	496,311
Daelim Industrial Co., Ltd.	4,950	379,472
Daewoo Engineering & Construction Co., Ltd.(1)	37,741	282,364
Daewoo Industrial Development Co., Ltd.(1)	3,657	53,141
Daewoo International Corp.	11,575	366,044
Daewoo Motor Sales Corp.(1)	5,113	53,140
Daewoo Securities Co., Ltd.	79,893	739,433
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	18,880	412,310
DGB Financial Group Co., Ltd.	48,450	550,313
Dong-A Pharmaceutical Co., Ltd.	3,386	278,262
Dongbu Insurance Co., Ltd.	22,640	835,524
Dongkuk Steel Mill Co., Ltd.	27,430	356,005
Doosan Corp.	3,160	367,648
Doosan Heavy Industries & Construction Co., Ltd.	14,200	756,662
Doosan Infracore Co., Ltd.(1)	16,600	263,396
E-Mart Co., Ltd.	5,028	1,165,412
GS Engineering & Construction Corp.	9,370	570,568
GS Holdings Corp.	21,100	1,060,882
Hana Financial Group, Inc.	96,230	3,047,666
Hanjin Heavy Industries & Construction Co., Ltd.(1)	9,911	104,484
Hanjin Shipping Co., Ltd.(1)	27,991	353,347
Hankook Tire Co., Ltd.	32,340	1,185,413
Hanmi Pharmaceutical Co., Ltd.(1)	6,379	457,463
Hansol Paper Co., Ltd.	30,000	238,526
Hanwha Chemical Corp.	38,690	707,820
Hanwha Corp.	27,690	702,024
Hite-Jinro Co., Ltd.	5,421	114,696
Honam Petrochemical Corp.	7,070	1,472,043
Hynix Semiconductor, Inc.(1)	108,590	2,062,770
Hyosung Corp.	13,380	628,888
Hyundai Department Store Co., Ltd.	6,215	697,113
Hyundai Development Co.	16,000	286,325

Security	Shares	Value

South Korea (continued)
Hyundai Engineering & Construction Co., Ltd.	16,470	$860,433
Hyundai Glovis Co., Ltd.	7,470	1,425,908
Hyundai Heavy Industries Co., Ltd.	10,970	2,324,511
Hyundai Marine & Fire Insurance Co., Ltd.	25,800	636,745
Hyundai Merchant Marine Co., Ltd.(1)	32,500	713,627
Hyundai Mipo Dockyard Co., Ltd.	3,775	390,995
Hyundai Mobis	16,900	4,439,789
Hyundai Motor Co.	41,500	8,621,409
Hyundai Securities Co., Ltd.	43,870	324,282
Hyundai Steel Co.	26,130	1,920,980
Industrial Bank of Korea	54,280	584,679
Kangwon Land, Inc.	35,740	734,252
KB Financial Group, Inc.	149,111	4,695,834
KCC Corp.	1,445	361,396
Kia Motors Corp.	56,320	3,860,774
Korea Electric Power Corp.(1)	124,620	2,783,957
Korea Exchange Bank	101,360	748,323
Korea Express Co., Ltd.(1)	4,349	324,785
Korea Gas Corp.	5,680	222,309
Korea Investment Holdings Co., Ltd.	16,690	506,279
Korea Zinc Co., Ltd.	6,440	2,171,944
Korean Air Lines Co., Ltd.(1)	23,502	997,145
Korean Reinsurance Co.	39,434	339,239
KT Corp.	53,753	1,534,286
KT Corp. ADR	16,800	239,400
KT&G Corp.	35,315	2,601,527
LG Chem, Ltd.	17,418	4,779,593
LG Corp.	19,110	979,858
LG Display Co., Ltd.(1)	47,300	1,010,411
LG Electronics, Inc.	22,220	1,214,727
LG Hausys, Ltd.	2,858	153,045
LG Household & Health Care, Ltd.	2,850	1,469,239
LG Life Sciences, Ltd.(1)	5,000	156,319
LG Uplus Corp.	154,920	898,982
LIG Insurance Co., Ltd.	12,400	239,643
Lotte Shopping Co., Ltd.	3,265	834,524
LS Corp.	7,030	548,458
LS Industrial Systems Co., Ltd.	3,800	219,141
Macquarie Korea Infrastructure Fund	31,415	171,055
Mirae Asset Securities Co., Ltd.	9,580	248,291
Namhae Chemical Corp.	15,250	121,331
NCsoft Corp.	2,850	560,068
NHN Corp.	10,275	2,490,131
Nong Shim Co., Ltd.	1,400	272,841
OCI Co., Ltd.	7,070	1,243,876
ORION Corp.	800	632,794

19	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
POSCO	24,727	$7,897,696
S-Oil Corp.	19,785	1,665,115
S1 Corp.	5,750	292,730
Samsung C&T Corp.	30,720	1,733,617
Samsung Card Co., Ltd.	20,460	602,172
Samsung Electro-Mechanics Co., Ltd.	12,790	1,187,264
Samsung Electronics Co., Ltd.	28,100	32,301,543
Samsung Electronics Co., Ltd., PFC Shares	1,928	1,368,923
Samsung Engineering Co., Ltd.	6,600	1,056,559
Samsung Fine Chemicals Co., Ltd.	13,450	732,191
Samsung Fire & Marine Insurance Co., Ltd.	16,685	3,120,553
Samsung Heavy Industries Co., Ltd.	43,050	1,472,065
Samsung Life Insurance Co., Ltd.	38,800	3,174,372
Samsung SDI Co., Ltd.	9,150	1,143,218
Samsung Securities Co., Ltd.	22,840	968,781
Samsung Techwin Co., Ltd.	9,295	594,995
Shinhan Financial Group Co., Ltd.	178,903	5,674,498
Shinsegae Co., Ltd.	1,775	326,112
SK Broadband Co., Ltd.(1)	83,346	218,188
SK C&C Co., Ltd.	3,900	342,994
SK Chemicals Co., Ltd.	11,460	589,644
SK Holdings Co., Ltd.	6,015	816,788
SK Innovation Co., Ltd.	25,079	3,408,238
SK Networks Co., Ltd.	26,310	205,507
SK Telecom Co., Ltd.	17,868	2,270,576
SK Telecom Co., Ltd. ADR	9,450	131,072
STX Pan Ocean Co., Ltd.	54,780	188,042
TONGYANG Securities, Inc.	78,565	260,626
Woongjin Coway Co., Ltd.	14,650	457,176
Woori Finance Holdings Co., Ltd.	154,060	1,500,476
Woori Investment & Securities Co., Ltd.	78,408	745,820
Yuhan Corp.	1,968	215,246

		$165,859,299

Taiwan — 6.3%
Acer, Inc.(1)	1,038,990	$945,642
Advanced Semiconductor Engineering, Inc.	1,649,412	1,267,891
Altek Corp.	256,145	142,188
Ambassador Hotel	298,000	292,106
AmTRAN Technology Co., Ltd.	358,067	275,156
Asia Cement Corp.	994,461	1,254,331
Asia Optical Co., Inc.(1)	658,907	659,332
Asustek Computer, Inc.	197,325	1,814,295
AU Optronics Corp.(1)	2,363,837	718,802
Capital Securities Corp.	711,928	239,693

Security	Shares	Value

Taiwan (continued)
Catcher Technology Co., Ltd.	211,647	$1,011,010
Cathay Financial Holding Co., Ltd.	2,893,181	2,838,803
Chang Hwa Commercial Bank	1,952,740	1,050,404
Cheng Shin Rubber Industry Co., Ltd.	1,231,635	3,257,185
Chicony Electronics Co., Ltd.	157,939	302,976
Chimei Innolux Corp.(1)	2,519,884	793,844
China Airlines, Ltd.	1,481,887	613,816
China Development Financial Holding Corp.	6,848,050	1,590,046
China Life Insurance Co., Ltd.	920,050	885,275
China Motor Corp.	881,315	746,889
China Petrochemical Development Corp.	902,880	737,154
China Steel Corp.	4,873,901	4,320,940
Chinatrust Financial Holding Co., Ltd.	4,695,854	2,786,543
Chipbond Technology Corp.	259,000	323,177
Chong Hong Construction Co., Ltd.	167,800	337,047
Chunghwa Telecom Co., Ltd.	1,880,746	5,612,829
Chunghwa Telecom Co., Ltd. ADR	20,616	611,677
Clevo Co.	170,426	222,567
Compal Electronics, Inc.	1,249,345	1,163,843
Coretronic Corp.	649,505	567,514
Delta Electronics, Inc.	604,105	2,027,151
Dynapack International Technology Corp.	111,374	505,943
E Ink Holdings, Inc.	584,000	563,959
E.Sun Financial Holding Co., Ltd.	1,971,144	1,070,252
Elan Microelectronics Corp.	345,300	556,150
Epistar Corp.	360,472	667,132
EVA Airways Corp.	1,016,118	591,485
Evergreen International Storage & Transport Corp.	319,000	171,027
Evergreen Marine Corp.	1,108,252	604,760
Everlight Electronics Co., Ltd.	281,291	437,583
Far Eastern Department Stores, Ltd.	1,415,313	1,480,527
Far Eastern New Century Corp.	963,798	1,072,859
Far EasTone Telecommunications Co., Ltd.	1,002,074	2,512,913
Faraday Technology Corp.	177,880	239,778
Feng Hsin Iron & Steel Co., Ltd.	183,260	290,382
First Financial Holding Co., Ltd.	2,333,190	1,410,969
Formosa Chemicals & Fibre Corp.	1,424,980	3,743,294
Formosa International Hotels Corp.	60,028	639,572
Formosa Petrochemical Corp.	582,320	1,677,659
Formosa Plastics Corp.	1,916,670	5,267,196
Formosa Taffeta Co., Ltd.	842,000	731,443
Formosan Rubber Group, Inc.	433,000	263,787
Foxconn International Holdings, Ltd.(1)	582,000	173,344
Foxconn Technology Co., Ltd.	268,059	939,707
Fubon Financial Holding Co., Ltd.	2,592,152	2,694,437
Giant Manufacturing Co., Ltd.	150,208	819,460

20	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Gintech Energy Corp.(1)	139,649	$135,342
Goldsun Development & Construction Co., Ltd.	889,928	301,207
Great Wall Enterprise Co., Ltd.	682,273	662,350
HannStar Display Corp.(1)	2,250,299	137,516
Highwealth Construction Corp.	227,705	351,708
Hon Hai Precision Industry Co., Ltd.	2,347,737	6,540,926
Hotai Motor Co., Ltd.	198,000	1,314,380
HTC Corp.	236,798	2,274,598
Hua Nan Financial Holdings Co., Ltd.	2,074,065	1,166,512
Inotera Memories, Inc.(1)	895,786	166,711
Inventec Co., Ltd.	635,966	189,327
Kinsus Interconnect Technology Corp.	182,000	506,037
Largan Precision Co., Ltd.	43,795	888,965
Lite-On Technology Corp.	797,049	995,986
Macronix International Co., Ltd.	1,202,873	295,611
MediaTek, Inc.	307,462	2,585,590
Mega Financial Holding Co., Ltd.	4,636,800	3,726,140
Merida Industry Co., Ltd.	73,000	313,948
Motech Industries, Inc.(1)	122,451	132,294
Nan Kang Rubber Tire Co., Ltd.	689,279	960,934
Nan Ya Plastics Corp.	2,300,608	4,456,358
Neo Solar Power Corp.(1)	588,631	365,290
Novatek Microelectronics Corp., Ltd.	215,942	624,430
Pegatron Corp.	718,028	930,774
Phison Electronics Corp.	60,363	489,933
Pou Chen Corp.	1,634,819	1,472,146
Powertech Technology, Inc.	273,865	548,270
President Chain Store Corp.	422,664	2,199,835
Qisda Corp.(1)	714,000	156,756
Quanta Computer, Inc.	822,508	2,127,669
Radiant Opto-Electronics Corp.	265,119	1,028,713
Radium Life Tech Co., Ltd.	363,065	226,502
Realtek Semiconductor Corp.	298,994	514,044
RichTek Technology Corp.	101,478	557,466
Ritek Corp.(1)	1,292,159	168,645
Ruentex Development Co., Ltd.	588,350	989,246
Ruentex Industries, Ltd.	890,005	1,730,846
Sanyang Industrial Co., Ltd.	786,866	511,221
Shin Kong Financial Holding Co., Ltd.(1)	2,714,368	819,689
Shin Kong Synthetic Fibers Corp.	1,321,483	387,478
Siliconware Precision Industries Co., Ltd.	863,243	949,350
Simplo Technology Co., Ltd.	128,889	723,091
Sino-American Silicon Products, Inc.	336,233	414,276
SinoPac Financial Holdings Co., Ltd.	3,043,795	1,302,082
Solar Applied Materials Technology Corp.	305,690	409,902
Synnex Technology International Corp.	409,818	888,830

Security	Shares	Value

Taiwan (continued)
Tainan Spinning Co., Ltd.	891,959	$364,158
Taishin Financial Holdings Co., Ltd.	2,703,629	1,086,492
Taiwan Business Bank(1)	1,159,658	336,379
Taiwan Cement Corp.	1,557,850	1,797,683
Taiwan Cooperative Financial Holding Co., Ltd.(1)	1,267,826	766,502
Taiwan Fertilizer Co., Ltd.	348,000	817,278
Taiwan Glass Industry Corp.	542,564	511,762
Taiwan Mobile Co., Ltd.	1,036,784	3,413,673
Taiwan Semiconductor Manufacturing Co., Ltd.	6,243,465	16,899,762
Taiwan Tea Corp.	395,711	194,290
Tatung Co., Ltd.(1)	2,377,785	465,969
Teco Electric & Machinery Co., Ltd.	482,000	304,809
Tong Yang Industry Co., Ltd.	574,680	560,536
TPK Holding Co., Ltd.	57,148	627,453
Tripod Technology Corp.	249,535	561,850
TSRC Corp.	346,060	784,294
TTY Biopharm Co., Ltd.	234,526	966,273
Tung Ho Steel Enterprise Corp.	532,060	474,765
U-Ming Marine Transport Corp.	186,000	290,077
Uni-President Enterprises Corp.	2,596,430	4,332,290
Unimicron Technology Corp.	637,000	707,730
United Microelectronics Corp.	3,397,090	1,418,152
Walsin Lihwa Corp.	958,000	285,732
Wan Hai Lines, Ltd.	518,962	254,539
Waterland Financial Holdings	990,837	333,459
Wei Chuan Food Corp.	379,000	390,097
Wintek Corp.	692,877	300,115
Wistron Corp.	739,526	789,848
WPG Holdings Co., Ltd.	459,489	482,533
Yageo Corp.	788,000	211,103
Yang Ming Marine Transport	700,755	284,565
Yieh Phui Enterprise	1,068,190	321,928
Young Fast Optoelectronics Co., Ltd.	147,302	308,683
Yuanta Financial Holding Co., Ltd.	3,967,938	1,833,746
Yuen Foong Yu Paper Manufacturing Co., Ltd.	899,120	357,545
Yulon Motor Co., Ltd.	1,078,809	1,873,515
Zinwell Corp.	185,871	177,927

		$163,062,180

Thailand — 3.1%
Advanced Info Service PCL(5)	1,328,200	$8,398,672
Airports of Thailand PCL(5)	489,000	1,059,568
Asian Property Development PCL(5)	2,877,000	672,813
Bangkok Bank PCL	252,500	1,564,110
Bangkok Bank PCL(5)	101,800	669,124

21	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand (continued)
Bangkok Dusit Medical Services PCL(5)	559,400	$1,759,896
Bank of Ayudhya PCL(5)	2,076,800	2,132,723
Banpu PCL(5)	77,400	978,613
BEC World PCL(5)	1,249,200	2,223,735
Berli Jucker PCL(5)	222,400	280,144
Bumrungrad Hospital PCL(5)	899,500	2,168,261
Central Pattana PCL(5)	426,000	659,904
CH. Karnchang PCL(5)	892,200	200,285
Charoen Pokphand Foods PCL(5)	2,226,100	2,341,558
CP ALL PCL(5)	2,903,400	3,125,310
Delta Electronics (Thailand) PCL(5)	1,087,100	819,376
Electricity Generating PCL(5)	207,400	720,518
Glow Energy PCL(5)	877,300	1,687,782
Hana Microelectronics PCL(5)	888,200	562,176
Indorama Ventures PCL(5)	730,000	684,400
IRPC PCL(5)	9,400,700	1,075,554
Italian-Thai Development PCL(1)(5)	8,325,200	842,849
Kasikornbank PCL(5)	777,400	4,296,251
Khon Kaen Sugar Industry PCL	1,832,000	697,394
Krung Thai Bank PCL(5)	1,945,000	1,007,198
L.P.N. Development PCL(5)	1,255,000	689,526
Land & Houses PCL	1,242,800	306,467
Land & Houses PCL(5)	1,350,700	333,074
Minor International PCL(5)	2,557,797	1,268,470
Pruksa Real Estate PCL(5)	1,150,000	643,199
PTT Exploration & Production PCL(5)	765,700	3,677,133
PTT Global Chemical PCL(5)	1,048,750	1,959,841
PTT PCL(5)	601,460	6,196,318
Quality House PCL(5)	6,086,925	344,273
Ratchaburi Electricity Generating Holding PCL(5)	676,000	1,024,171
Samart Corp. PCL(5)	1,341,500	388,578
Siam Cement PCL(5)	215,500	2,381,307
Siam City Cement PCL(5)	47,690	514,769
Siam Commercial Bank PCL(5)	1,165,300	5,903,536
Siam Makro PCL(5)	35,000	365,171
Sino Thai Engineering & Construction PCL(5)	1,904,900	916,170
Thai Airways International PCL(1)(5)	710,100	447,466
Thai Beverage PCL	7,386,000	1,893,401
Thai Oil PCL(5)	712,500	1,324,338
Thai Tap Water Supply Co., Ltd.(5)	3,598,200	837,716
Thai Union Frozen Products PCL(5)	772,002	1,799,509
Thanachart Capital PCL(5)	417,400	425,001
Thoresen Thai Agencies PCL(5)	824,160	396,673
TMB Bank PCL(5)	13,375,900	651,458
Total Access Communication PCL(5)	1,130,500	2,949,000

Security	Shares	Value

Thailand (continued)
TPI Polene PCL(5)	1,115,200	$423,443
True Corp. PCL(1)(5)	8,208,197	1,039,134

		$79,727,356

Turkey — 3.5%
Adana Cimento Sanayii TAS	93,019	$176,591
Akbank TAS	1,479,533	5,555,343
Akcansa Cimento AS	56,400	241,434
Akenerji Elektrik Uretim AS(1)	308,455	362,897
Aksa Akrilik Kimya Sanayii AS	185,209	441,485
Albaraka Turk Katilim Bankasi AS(1)	522,467	339,814
Anadolu Efes Biracilik ve Malt Sanayii AS	212,239	2,879,107
Arcelik AS	339,754	1,680,434
Asya Katilim Bankasi AS(1)	944,900	1,014,409
Aygaz AS	121,813	541,767
Bagfas Bandirma Gubre Fabrikalari AS	6,300	628,171
BIM Birlesik Magazalar AS	105,560	4,577,969
Cimsa Cimento Sanayi ve Ticaret AS	66,200	295,456
Coca-Cola Icecek AS	65,700	1,018,681
Dogan Sirketler Grubu Holding AS(1)	2,831,509	1,274,186
Dogan Yayin Holding AS(1)	1,086,804	416,583
Eczacibasi Ilac Sanayi ve Ticaret AS	356,500	368,507
Enka Insaat ve Sanayi AS	1,455,436	4,203,193
Eregli Demir ve Celik Fabrikalari TAS	2,511,265	2,746,981
Ford Otomotiv Sanayi AS	94,600	908,666
Gubre Fabrikalari TAS(1)	25,300	210,070
Haci Omer Sabanci Holding AS	854,018	3,734,011
Hurriyet Gazetecilik ve Matbaacilik AS(1)	783,538	378,677
Ihlas Holding AS(1)	1,865,600	1,117,766
Is Gayrimenkul Yatirim Ortakligi AS	527,286	342,820
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	1,170,360	721,466
KOC Holding AS	1,602,860	6,218,673
Koza Altin Isletmeleri AS	75,000	1,481,985
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	430,600	1,012,155
Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	225,000	135,160
Petkim Petrokimya Holding AS	822,861	919,948
Petrol Ofisi AS(1)	93,978	207,400
Sekerbank TAS(1)	747,999	514,867
TAV Havalimanlari Holding AS(1)	279,400	1,525,716
Tekfen Holding AS	355,317	1,361,018
Tofas Turk Otomobil Fabrikasi AS	194,200	894,007
Trakya Cam Sanayii AS(1)	512,314	600,060
Tupras-Turkiye Petrol Rafinerileri AS	205,670	4,517,544
Turcas Petrolculuk AS	144,459	212,722
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	1,059,122	2,019,578

22	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Turk Sise ve Cam Fabrikalari AS	681,607	$947,103
Turk Telekomunikasyon AS	926,800	3,572,963
Turkcell Iletisim Hizmetleri AS(1)	1,337,300	7,445,131
Turkiye Garanti Bankasi AS	2,046,100	7,953,617
Turkiye Halk Bankasi AS	325,100	2,780,566
Turkiye Is Bankasi	1,332,807	3,891,930
Turkiye Sinai Kalkinma Bankasi AS	403,331	448,542
Turkiye Vakiflar Bankasi TAO	587,200	1,226,041
Ulker Gida Sanayi ve Ticaret AS	226,859	945,964
Yapi ve Kredi Bankasi AS(1)	734,885	1,513,924
Yazicilar Holding AS	49,200	339,937
Zorlu Enerji Elektrik Uretim AS(1)	299,054	194,586

		$89,057,621

Ukraine — 0.1%
Astarta Holding NV(1)	17,307	$309,769
Avangardco Investments Public, Ltd. GDR(1)	8,517	82,746
Ferrexpo PLC	787,810	2,234,108
MHP SA GDR(1)(3)	60,670	774,646

		$3,401,269

United Arab Emirates — 1.7%
Aabar Investments (PJSC)(1)(2)	2,497,440	$492,961
Abu Dhabi Commercial Bank (PJSC)	2,487,000	2,267,859
Abu Dhabi National Hotels	718,461	337,989
Agthia Group (PJSC)	1,252,100	670,275
Air Arabia (PJSC)	9,312,600	1,611,047
Ajman Bank (PJSC)(1)	2,266,800	487,276
Aldar Properties (PJSC)	3,791,444	1,189,410
Amlak Finance (PJSC)(1)(2)	227,500	0
Arabtec Holding Co.	9,684,018	7,647,081
Aramex (PJSC)	982,500	466,590
Dana Gas(1)	17,357,790	1,879,112
DP World, Ltd.	528,216	5,340,311
Dubai Financial Market(1)	7,800,600	2,053,119
Dubai Investments (PJSC)	1,391,777	270,959
Dubai Islamic Bank (PJSC)	2,229,697	1,168,110
Emaar Properties (PJSC)	8,163,100	7,500,020
Emirates NBD (PJSC)	606,700	448,302
First Gulf Bank (PJSC)	1,178,840	2,844,986
Islamic Arabic Insurance Co.(1)	946,000	164,446
National Bank of Abu Dhabi (PJSC)	2,317,494	5,286,307
Ras Al Khaimah Cement Co.(1)	2,052,000	383,473
Ras Al Khaimah Co.	490,450	207,074
Ras Al Khaimah Properties (PJSC)(1)	2,244,000	200,301

Security	Shares	Value

United Arab Emirates (continued)
Sorouh Real Estate Co.	848,925	$240,616
Union National Bank	1,604,284	1,290,224
Waha Capital (PJSC)	2,364,751	377,537

		$44,825,385

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	639,940	$854,606
Baoviet Holdings	339,000	669,046
Development Investment Construction Corp.	200,850	159,800
FPT Corp.	676,666	1,545,394
Gemadept Corp.	312,000	313,533
Hagl JSC(1)	904,532	1,263,909
HCM City Infrastructure Investment JSC	365,000	538,113
Hoa Phat Group JSC(1)	781,110	860,081
Kim Long Securities Corp.(1)	1,377,700	659,593
Kinh Bac City Development Share Holding Corp.(1)	328,860	159,026
Kinhdo Corp.	505,750	934,243
Masan Group Corp.(1)	226,390	1,040,199
PetroVietnam Construction JSC(1)	716,625	287,867
PetroVietnam Drilling and Well Services JSC(1)	587,083	941,267
PetroVietnam Fertilizer and Chemical JSC	737,000	1,287,749
PetroVietnam Technical Services JSC	333,000	240,141
Pha Lai Thermal Power JSC(1)	483,390	226,384
Phu Nhuan Jewelry JSC	151,000	298,479
Refrigeration Electrical Engineering Corp.	1,182,100	939,444
Saigon Securities, Inc.	882,600	870,018
Song Da Urban & Industrial Zone Investment and Development JSC(1)	153,250	227,229
Tan Tao Investment Industry Co.(1)	1,413,490	452,290
Vietnam Construction and Import-Export JSC(1)	621,655	306,466
Vietnam Dairy Products JSC	346,485	1,485,205
Vietnam Joint Stock Commercial Bank for Industry and Trade(1)	991,310	986,852
Vincom JSC	667,137	2,462,388

		$20,009,322

Total Common Stocks (identified cost $2,489,480,805)		$2,522,013,937

23	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value

India — 0.0%(4)
Dr. Reddy’s Laboratories, Ltd., 9.25%, 3/24/14	INR 1,240	$22,556

Total Corporate Bonds (identified cost $27,437)		$22,556

Equity-Linked Securities(6) — 0.8%

Security	Maturity Date	Shares	Value

Saudi Arabia — 0.8%
Al Abdullatif Industrial Investment Co.(7)	5/4/15	24,300	$179,163
Al Rajhi Bank(7)	2/16/15	93,193	1,810,954
Alinma Bank, Ltd.(7)	2/23/15	156,100	556,723
Almarai Co., Ltd.(7)	11/24/14	79,999	1,405,242
Arab National Bank(7)	5/11/15	59,500	449,796
Bank Albilad(7)	9/21/12	38,000	294,358
Banque Saudi Fransi(7)	2/23/15	43,230	372,334
Dar Al Arkan Real Estate Development(7)	8/13/12	185,500	446,415
Etihad Etisalat Co.(7)	12/5/14	95,862	1,651,932
Fawaz Abdulaziz Alhokair Co.(7)	2/23/15	20,000	472,641
Jabal Omar Development Co.(7)	5/3/13	84,579	429,074
Jarir Marketing Co.(7)	5/4/15	16,950	676,269
Mobile Telecommunications Co.(7)	5/4/15	227,977	721,889
National Industrialization Co.(7)	5/4/15	211,503	1,835,751
Rabigh Refining and Petrochemicals Co.(7)	10/13/14	21,500	103,625
Riyad Bank(7)	12/15/14	82,700	505,545
Sahara Petrochemical Co.(7)	11/26/12	69,000	252,064
Samba Financial Group(7)	2/10/15	65,008	804,324
Saudi Arabian Amiantit Co.(7)	5/11/15	53,100	220,885
Saudi Arabian Fertilizer Co.(7)	5/11/15	14,650	780,315
Saudi Arabian Mining Co.(7)	5/11/15	54,900	450,888
Saudi Basic Industries Corp.(7)	2/23/15	89,696	2,158,570
Saudi British Bank(7)	10/4/13	22,400	194,123
Saudi Cable Co.(7)	9/21/12	30,000	121,593
Saudi Cement Co.(7)	8/13/12	15,300	372,280
Saudi Chemical Co.(7)	11/26/12	25,900	265,203
Saudi Electricity Co.(7)	3/27/15	268,400	919,673
Saudi Industrial Investment Group(7)	3/27/15	40,000	220,788
Saudi International Petrochemicals Co.(7)	9/21/12	40,700	208,917
Saudi Kayan Petrochemical Co.(7)	3/27/15	49,000	186,842
Saudi Telecom Co.(7)	5/11/15	78,600	834,166

Security	Maturity Date	Shares	Value

Saudi Arabia (continued)
Savola Group(7)	2/2/15	115,300	$1,125,270
Yanbu National Petrochemicals Co.(7)	1/7/13	23,900	296,343

Total Equity-Linked Securities (identified cost $22,070,196)			$21,323,955

Investment Funds — 0.1%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	1,239,727	$2,442,262

Total Investment Funds (identified cost $5,027,204)		$2,442,262

Rights(1) — 0.0%(4)

Security	Shares	Value

Cia de Transmissao de Energia Eletrica Paulista, Exp. 8/21/12	147	$22
PDG Realty SA Empreendimentos e Participacoes, Exp. 8/15/12	96,589	1,885

Total Rights (identified cost $0)		$1,907

Short-Term Investments — 0.4%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/12	$10,666	$10,666,256

Total Short-Term Investments (identified cost $10,666,256)		$10,666,256

Total Investments — 99.2% (identified cost $2,527,271,898)		$2,556,470,873

Other Assets, Less Liabilities — 0.8%		$20,344,059

Net Assets — 100.0%		$2,576,814,932

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

24	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Portfolio of Investments (Unaudited) — continued

ADR	–	American Depositary Receipt
BDR	–	Brazilian Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
INR	–	Indian Rupee

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Amount is less than 0.05%.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $21,323,955 or 0.8% of the Fund’s net assets.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	11.8%	$305,081,264
Hong Kong Dollar	7.8	202,095,857
Mexican Peso	6.5	166,554,073
South Korean Won	6.4	165,488,827
New Taiwan Dollar	6.3	162,277,159
Indian Rupee	6.2	161,183,337
South African Rand	6.2	158,942,082
Brazilian Real	6.1	156,781,304
New Turkish Lira	3.4	89,057,621
Polish Zloty	3.2	83,166,105
Indonesian Rupiah	3.2	82,352,357
Malaysian Ringgit	3.2	82,013,167
Chilean Peso	3.1	78,878,062
Thai Baht	3.0	76,767,829
Philippine Peso	1.8	47,506,229
Qatari Riyal	1.6	41,209,611
United Arab Emirates Dirham	1.5	39,485,074
Hungarian Forint	1.5	38,667,520
Czech Koruna	1.5	38,559,775
Moroccan Dirham	1.5	38,295,611
Colombian Peso	1.5	38,094,269
Egyptian Pound	1.5	37,862,270
Kuwaiti Dinar	1.5	37,677,175
Other currency, less than 1% each	8.9	228,474,295

Total Investments	99.2%	$2,556,470,873

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	26.4%	$679,208,788
Materials	11.5	296,295,213
Telecommunication Services	10.7	276,021,491
Industrials	9.9	255,836,220
Energy	9.9	254,633,249
Consumer Staples	8.9	230,225,599
Information Technology	7.4	190,510,936
Consumer Discretionary	7.0	180,811,592
Utilities	5.0	127,921,939
Health Care	2.0	51,874,772
Other	0.4	10,688,812
Investment Funds	0.1	2,442,262

Total Investments	99.2%	$2,556,470,873

25	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	July 31, 2012
Investments, at value (identified cost, $2,527,271,898)	$2,556,470,873
Cash	54,271
Foreign currency, at value (identified cost, $8,458,423)	8,432,618
Dividends and interest receivable	6,304,132
Receivable for Fund shares sold	12,836,973
Tax reclaims receivable	24,553
Total assets	$2,584,123,420

Liabilities
Payable for investments purchased	$2,173,002
Payable for Fund shares redeemed	1,850,907
Payable to affiliates:
Investment adviser fee	1,698,536
Administration fee	320,666
Distribution and service fees	118,103
Accrued foreign capital gains taxes	194,944
Accrued expenses	952,330
Total liabilities	$7,308,488
Net Assets	$2,576,814,932

Sources of Net Assets
Paid-in capital	$2,579,159,296
Accumulated net realized loss	(59,160,791)
Accumulated undistributed net investment income	27,880,976
Net unrealized appreciation	28,935,451
Total	$2,576,814,932

Class A Shares
Net Assets	$483,227,486
Shares Outstanding	35,762,485
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.51
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$14.33

Class C Shares
Net Assets	$20,396,391
Shares Outstanding	1,527,918
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$13.35

Class I Shares
Net Assets	$2,073,191,055
Shares Outstanding	152,890,277
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$13.56

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

26	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Statement of Operations (Unaudited)

Investment Income	Six Months Ended July 31, 2012
Dividends (net of foreign taxes, $5,056,858)	$50,090,763
Interest (net of foreign taxes, $355)	996
Total investment income	$50,091,759

Expenses
Investment adviser fee	$9,998,452
Administration fee	1,888,453
Distribution and service fees
Class A	599,212
Class C	109,017
Trustees’ fees and expenses	34,000
Custodian fee	1,784,637
Transfer and dividend disbursing agent fees	675,576
Legal and accounting services	71,100
Printing and postage	31,149
Miscellaneous	60,545
Total expenses	$15,252,141
Deduct —
Reduction of custodian fee	$7
Total expense reductions	$7

Net expenses	$15,252,134

Net investment income	$34,839,625

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $11,106)	$15,960
Foreign currency transactions	(824,264)
Net realized loss	$(808,304)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $121,069)	$(107,914,317)
Foreign currency	(237,778)
Net change in unrealized appreciation (depreciation)	$(108,152,095)

Net realized and unrealized loss	$(108,960,399)

Net decrease in net assets from operations	$(74,120,774)

27	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended July 31, 2012 (Unaudited)	Period Ended January 31, 2012(1)	Year Ended October 31, 2011
From operations —
Net investment income (loss)	$34,839,625	$(1,373,950)	$34,285,564
Net realized loss from investment and foreign currency transactions	(808,304)	(1,708,937)	(3,256,413)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(108,152,095)	65,137,153	(303,696,048)
Net increase (decrease) in net assets from operations	$(74,120,774)	$62,054,266	$(272,666,897)
Distributions to shareholders —
From net investment income
Class A	$—	$(4,395,060)	$(3,647,967)
Class C	—	(7,468)	(101,937)
Class I	—	(21,751,205)	(20,253,048)
Total distributions to shareholders	$—	$(26,153,733)	$(24,002,952)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$63,256,120	$34,739,668	$356,399,103
Class C	2,142,017	1,118,307	10,795,829
Class I	353,979,093	289,026,107	798,457,889
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	2,175,717	2,710,545
Class C	—	5,598	74,023
Class I	—	12,905,338	12,174,959
Cost of shares redeemed
Class A	(60,854,606)	(32,023,448)	(87,629,407)
Class C	(3,634,037)	(1,777,341)	(7,563,045)
Class I	(208,784,280)	(187,205,005)	(352,427,789)
Redemption fees	—	—	7,342
Net increase in net assets from Fund share transactions	$146,104,307	$118,964,941	$732,999,449

Net increase in net assets	$71,983,533	$154,865,474	$436,329,600

Net Assets
At beginning of period	$2,504,831,399	$2,349,965,925	$1,913,636,325
At end of period	$2,576,814,932	$2,504,831,399	$2,349,965,925

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$27,880,976	$(6,958,649)	$20,581,803

(1)	For the three months ended January 31, 2012.

28	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Financial Highlights

	Class A
	Six Months Ended July 31, 2012 (Unaudited)		Period Ended January 31, 2012(1)		Year Ended October 31,
					2011	2010	2009		2008		2007
Net asset value — Beginning of period	$13.940		$13.750		$15.540	$12.440	$8.290		$17.500		$11.150

Income (Loss) From Operations
Net investment income (loss)(2)	$0.176		$(0.014)		$0.201	$0.105	$0.121		$0.190		$0.110
Net realized and unrealized gain (loss)	(0.606)		0.328		(1.826)	3.082	4.120		(9.216)		6.215

Total income (loss) from operations	$(0.430)		$0.314		$(1.625)	$3.187	$4.241		$(9.026)		$6.325

Less Distributions
From net investment income	$—		$(0.124)		$(0.165)	$(0.089)	$(0.092)		$(0.087)		$—
From net realized gain	—		—		—	—	—		(0.098)		—

Total distributions	$—		$(0.124)		$(0.165)	$(0.089)	$(0.092)		$(0.185)		$—

Redemption fees(2)	$—		$—		$0.000 (3)	$0.002	$0.001		$0.001		$0.025

Net asset value — End of period	$13.510		$13.940		$13.750	$15.540	$12.440		$8.290		$17.500

Total Return(4)	(3.08	)%(5)	2.38	%(5)	(10.59)%	25.77%	51.81%		(52.10)%		56.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$483,227		$493,567		$481,194	$267,040	$104,727		$74,062		$81,611
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.40	%(7)	1.45	%(7)	1.45%	1.51%	1.57	%(8)	1.50	%(8)	1.50	%(8)
Net investment income (loss)	2.54	%(7)	(0.43	)%(7)	1.33%	0.77%	1.26%		1.33%		0.77%
Portfolio Turnover	3	%(5)	0	%(5)(9)	3%	8%	11%		5%		6%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20% and 0.52% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).

(9)	Amount is less than 0.5%.

29	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2012 (Unaudited)		Period Ended January 31, 2012(1)		Year Ended October 31,
					2011	2010	2009		2008		2007
Net asset value — Beginning of period	$13.820		$13.530		$15.310	$12.280	$8.160		$17.320		$11.120

Income (Loss) From Operations
Net investment income (loss)(2)	$0.123		$(0.038)		$0.074	$0.020	$0.042		$0.092		$0.010
Net realized and unrealized gain (loss)	(0.593)		0.333		(1.792)	3.032	4.087		(9.117)		6.190

Total income (loss) from operations	$(0.470)		$0.295		$(1.718)	$3.052	$4.129		$(9.025)		$6.200

Less Distributions
From net investment income	$—		$(0.005)		$(0.062)	$(0.024)	$(0.010)		$(0.038)		$—
From net realized gain	—		—		—	—	—		(0.098)		—

Total distributions	$—		$(0.005)		$(0.062)	$(0.024)	$(0.010)		$(0.136)		$—

Redemption fees(2)	$—		$—		$0.000 (3)	$0.002	$0.001		$0.001		$—

Net asset value — End of period	$13.350		$13.820		$13.530	$15.310	$12.280		$8.160		$17.320

Total Return(4)	(3.40	)%(5)	2.18	%(5)	(11.27)%	24.91%	50.69%		(52.50)%		55.76%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,396		$22,646		$22,866	$22,800	$16,918		$9,828		$10,218
Ratios (as a percentage of average daily net assets):
Expenses(6)	2.16	%(7)	2.19	%(7)	2.19%	2.26%	2.32	%(8)	2.25	%(8)	2.25	%(8)
Net investment income (loss)	1.80	%(7)	(1.18	)%(7)	0.49%	0.15%	0.44%		0.65%		0.06%
Portfolio Turnover	3	%(5)	0	%(5)(9)	3%	8%	11%		5%		6%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20% and 0.52% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).

(9)	Amount is less than 0.5%.

30	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2012 (Unaudited)		Period Ended January 31, 2012(1)		Year Ended October 31,
					2011	2010	2009		2008		2007
Net asset value — Beginning of period	$13.970		$13.810		$15.580	$12.460	$8.320		$17.540		$11.150

Income (Loss) From Operations
Net investment income (loss)(2)	$0.196		$(0.006)		$0.233	$0.163	$0.156		$0.231		$0.160
Net realized and unrealized gain (loss)	(0.606)		0.322		(1.821)	3.071	4.109		(9.251)		6.232

Total income (loss) from operations	$(0.410)		$0.316		$(1.588)	$3.234	$4.265		$(9.020)		$6.392

Less Distributions
From net investment income	$—		$(0.156)		$(0.182)	$(0.116)	$(0.126)		$(0.103)		$(0.002)
From net realized gain	—		—		—	—	—		(0.098)		—

Total distributions	$—		$(0.156)		$(0.182)	$(0.116)	$(0.126)		$(0.201)		$(0.002)

Redemption fees(2)	$—		$—		$0.000 (3)	$0.002	$0.001		$0.001		$0.000	(3)

Net asset value — End of period	$13.560		$13.970		$13.810	$15.580	$12.460		$8.320		$17.540

Total Return(4)	(2.93	)%(5)	2.41	%(5)	(10.39)%	26.22%	52.15%		(51.99)%		57.34%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,073,191		$1,988,618		$1,845,906	$1,623,796	$846,944		$278,147		$273,719
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(7)	1.20	%(7)	1.20%	1.26%	1.33	%(8)	1.25	%(8)	1.25	%(8)
Net investment income (loss)	2.83	%(7)	(0.18	)%(7)	1.53%	1.19%	1.56%		1.62%		1.12%
Portfolio Turnover	3	%(5)	0	%(5)(9)	3%	8%	11%		5%		6%

(1)	For the three months ended January 31, 2012. The Fund changed its fiscal year-end from October 31 to January 31.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)

The investment adviser and administrator waived a portion of its fees and subsidized certain operating expenses (equal to 0.02%, 0.20% and 0.52% of average daily net assets for the years ended October 31, 2009, 2008 and 2007, respectively).

(9)	Amount is less than 0.5%.

31	See Notes to Financial Statements.

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Parametric Structured Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

32

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

At January 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $48,742,945 and deferred capital losses of $1,473,502 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on January 31, 2016 ($2,790,563), January 31, 2017 ($44,871,373) and January 31, 2019 ($1,081,009). A capital loss carryforward of $7,660,713 included in the amounts above is available to the Fund as a result of the reorganization on September 24, 2010. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

Additionally, at January 31, 2012, the Fund had a net loss of $997,168 attributable to foreign currency and passive foreign investment company transactions incurred after October 31, 2011. This net loss is treated as arising on the first day of the Fund’s taxable year ending January 31, 2013.

As of July 31, 2012, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Prior to January 1, 2011 and upon the redemption or exchange of shares by Class A or Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

K  Interim Financial Statements — The interim financial statements relating to July 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the

33

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion, 0.775% on net assets of $1 billion but less than $2.5 billion, 0.75% on net assets of $2.5 billion but less than $5 billion and 0.73% on average daily net assets of $5 billion and over, and is payable monthly. For the six months ended July 31, 2012, the investment adviser fee amounted to $9,998,452 or 0.79% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended July 31, 2012, the administration fee amounted to $1,888,453.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended July 31, 2012, EVM earned $28,293 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $5,198 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2012. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2012 amounted to $599,212 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended July 31, 2012, the Fund paid or accrued to EVD $81,763 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At July 31, 2012, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $2,123,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended July 31, 2012 amounted to $27,254 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended July 31, 2012, the Fund was informed that EVD received approximately $2,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

34

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $249,567,319 and $69,411,746, respectively, for the six months ended July 31, 2012.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended July 31, 2012 (Unaudited)	Period Ended January 31, 2012(1)	Year Ended October 31, 2011

Sales	4,683,550	2,666,923	23,535,442
Issued to shareholders electing to receive payments of distributions in Fund shares	—	172,813	172,536
Redemptions	(4,331,253)	(2,426,681)	(5,892,424)

Net increase	352,297	413,055	17,815,554

Class C	Six Months Ended July 31, 2012 (Unaudited)	Period Ended January 31, 2012(1)	Year Ended October 31, 2011

Sales	155,073	85,299	702,397
Issued to shareholders electing to receive payments of distributions in Fund shares	—	448	4,757
Redemptions	(265,598)	(137,142)	(506,434)

Net increase (decrease)	(110,525)	(51,395)	200,720

Class I	Six Months Ended July 31, 2012 (Unaudited)	Period Ended January 31, 2012(1)	Year Ended October 31, 2011

Sales	25,347,653	21,980,409	52,218,449
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,022,610	773,504
Redemptions	(14,800,761)	(14,360,853)	(23,488,502)

Net increase	10,546,892	8,642,166	29,503,451

(1)	For the three months ended January 31, 2012.

For the year ended October 31, 2011, the Fund received $7,342 in redemption fees.

35

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,541,369,208

Gross unrealized appreciation	$405,572,569
Gross unrealized depreciation	(390,470,904)

Net unrealized appreciation	$15,101,665

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2012.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Notes to Financial Statements (Unaudited) — continued

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$28,730,991	$1,002,572,796		$723,303	$1,032,027,090
Emerging Europe	12,020,039	442,078,282		—	454,098,321
Latin America	516,814,238	—		—	516,814,238
Middle East/Africa	1,433,879	517,002,370		638,039	519,074,288

Total Common Stocks	$558,999,147	$1,961,653,448	**	$1,361,342	$2,522,013,937

Corporate Bonds	$—	$22,556		$—	$22,556
Equity-Linked Securities	—	21,323,955		—	21,323,955
Investment Funds	—	2,442,262		—	2,442,262
Rights	1,907	—		—	1,907
Short-Term Investments	—	10,666,256		—	10,666,256

Total Investments	$559,001,054	$1,996,108,477		$1,361,342	$2,556,470,873

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended July 31, 2012 is not presented.

At July 31, 2012, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

37

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

38

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Parametric Structured Emerging Markets Fund (formerly Eaton Vance Structured Emerging Markets Fund) (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board considered the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

39

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, and five-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

40

Eaton Vance

Parametric Structured Emerging Markets Fund

July 31, 2012

Officers and Trustees

Officers of Eaton Vance Parametric Structured Emerging Markets Fund

Duncan W. Richardson

President

Payson F. Swaffield

Vice President

Barbara E. Campbell

Treasurer

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Parametric Structured Emerging Markets Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

41

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Asset Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

2774-9/12	SEMSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 12, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 12, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 12, 2012